    As Filed With The Securities And Exchange Commission On February 28, 2003

                         File Nos. 33-73408 and 811-8234

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                       Pre-Effective Amendment No. __                      |_|

                       Post-Effective Amendment No. 22                     |X|

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                       Amendment No. 26

                          TIFF INVESTMENT PROGRAM, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

       590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA, 22911
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 984-0084
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              (Registrant's Telephone Number, Including Area Code)

               Esther Cash, President, Foundation Advisers, Inc.,
       590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA 22903
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With a Copy to:

                                Cynthia Surprise
                         Investors Bank & Trust Company
                                 Mail Code LEG13
                              200 Clarendon Street
                                Boston, MA 02116

It is proposed that this filing will become effective:

     |_|  immediately upon filing pursuant to paragraph (b)
     |_|  On _________, pursuant to paragraph (b)
     |X|  60 days after filing, pursuant to paragraph (a)(1)
     |_|  On February 28, 2003, pursuant to paragraph (a)(1)
     |_|  75 days after filing, pursuant to paragraph (a)(2)
     |_|  On _________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]    TIP PROSPECTUS
          A Report of the TIFF INVESTMENT PROGRAM, INC.              May 1, 2003

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                            TIFF GOVERNMENT BOND FUND
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                     Foundation Advisers, Inc.
                     590 Peter Jefferson Parkway, Suite 250
                     Charlottesville, VA  22911

                     o  Phone                  434-817-8200
                     o  Fax                    434-817-8231
                     o  Email                 info@tiff.org
                     o  Website                www.tiff.org

The TIFF Investment Program, Inc. is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment vehicles, each with its own investment objectives and policies. The mutual funds are available to foundations and other 501(c)(3) organizations. This prospectus relates only to the TIFF Government Bond Fund.

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                                    CONTENTS
--------------------------------------------------------------------------------

Risk Return Analysis
o  Fund Description                                                            2
o  Performance                                                                 3
Fees and Annual Operating Expenses                                             3
Eligible Investors                                                             4
Management and Administration of the Mutual Funds                              4
o  Biographies of Board Members and Principal Officers                         5
o  The Advisor                                                                 6
o  Money Manager                                                               6
Additional Investment Strategies and Risks                                     8
Purchases and Redemptions                                                      9
Dividends and Distributions                                                   11
Tax Considerations                                                            11
Financial Highlights                                                          11
Further Information                                                           12


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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              RISK RETURN ANALYSIS -- FUND DESCRIPTIONS concluded
--------------------------------------------------------------------------------

TIFF GOVERNMENT BOND FUND

Investment Objective. The fund's investment objective is to attain as high a rate of current income as is consistent with maintaining liquidity and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.

Performance Benchmark. The fund seeks to attain a total return, over time, that approximates that of the Salomon Smith Barney 10-year US Treasury Index.

Principal Investment Strategies. Ordinarily, the fund invests at least 80% of its net assets in securities that are issued or guaranteed as to the payment of principal or interest by the United States government or its agencies or instrumentalities. The fund's manager, Smith Breeden Associates, Inc., employs active management techniques in an effort to generate total returns net of all fees and expenses that, over rolling 12-month time periods, approximate as closely as possible the benchmark's total return. While eschewing interest rate forecasting, the manager employs a variety of techniques, including the selection and active trading of bonds carrying the full faith and credit of the United States plus other high grade bonds and bond futures contracts. Given its carefully defined aim of generating gross excess returns (relative to the benchmark) sufficient to offset fund expenses, the fund's assets will be fully invested in bonds or bond futures contracts at all times. The fund may also enter into reverse repurchase agreement transactions, which involve the sale of a security by the fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.

Principal Risks. A loss of invested assets could occur due to certain risks. These include:

     o    derivatives risk
     o    interest rate risk
     o    market risk
     o    prepayment/extension risk
     o    reverse repurchase risk

Derivatives Risk. Futures and options contracts and forward foreign currency exchange contracts are forms of derivatives. The TIFF mutual funds use derivatives to replicate a benchmark's characteristics. Thus, derivatives may be used to gain exposure to a market sector or country, to invest cash temporarily in a fund's primary asset class, or to adjust the duration of a fixed income fund. Derivatives may also be used to hedge a fund's currency or interest rate risk. For these reasons, the primary risk of derivatives in the TIFF mutual funds is related to the money managers' ability to anticipate correctly the direction of movements in interest rates, securities prices, and foreign currency exchange rates; the imperfect correlation between the price of a derivative and that of the underlying securities, interest rates, or currencies being hedged; the possible absence of a liquid secondary market for a particular derivative; the risk that the other parties to a derivatives contract may fail to meet their obligations; and the risk that adverse price movements in a derivative can result in a loss greater than the fund's initial investment in the derivative (in some cases, the potential loss is unlimited).

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause a bond fund's income to decline.

Market Risk. The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issue, an entire industry, or the market as a whole.

Prepayment/Extension Risk. Prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) earlier than expected. This may happen during a period of falling interest rates. Under these circumstances, the fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the fund will suffer from an inability to invest in higher yielding securities.

Reverse Repurchase Risk. Reverse repurchase agreements are considered a form of borrowing by the fund and therefore are a form of leverage. Leverage may cause any gains or losses of the fund to be magnified. The fund will maintain a segregated account in connection with outstanding reverse repurchase agreements.


|2|  May 1, 2003  -  TIP Prospectus                                       [LOGO]

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                       RISK RETURN ANALYSIS -- PERFORMANCE
--------------------------------------------------------------------------------

Because the Government Bond Fund has been in operation for less than one calendar year, no performance information is presented for this fund.

--------------------------------------------------------------------------------
                       FEES AND ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that a member pays when buying or holding shares of the fund.

                                   Shareholder Fees                        Annual Operating Expenses
                               (paid directly from the                       (expenses that are
                              shareholder's investment)                    deducted from fund assets)
                       ---------------------------------------        ------------------------------------
                       Sales           Transaction Charges
                       Loads            Paid to Funds [a]
                                  Entry Fees on   Exit Fees on        Management       Other
                                     Purchases     Redemptions         Fees [a]     Expenses [b]     Total
Government Bond        None             None          None               0.16%          0.24%        0.40%

[a] Management Fees. The management fees listed above include advisory fees and fees of the money manager of the fund. The money managers is on performance-based fee schedule, and therefore these fees will vary over time depending on the performance of the fund. These fees are deducted from fund assets and are expressed as a percentage of average net assets. For further discussion of money manager fees, please see the section of the Statement of Additional Information entitled Performance-Based Fees for Money Managers.

[b] Other Expenses. This category includes administration fees, custody fees, legal, audit, and other miscellaneous fund expenses. These expenses are deducted from fund assets and are expressed as a percentage of average net assets. Other expenses are based on estimates for the current fiscal year.

Example. This example is intended to help members compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that one invests $10,000 in a fund for the time periods indicated. The example also assumes that the investment has a 5% return each year, the fund's operating expenses remain the same, and all dividends and distributions are reinvested. Actual costs may be higher or lower.

Expenses per $10,000 Investment

                               One Year                 Three Years                Five Years                Ten Years
                       -----------------------    -----------------------   -----------------------   ----------------------
                          With          No           With          No          With          No          With         No
                       redemption   redemption    redemption   redemption   redemption   redemption   redemption  redemption
                        at end of    at end of     at end of    at end of    at end of    at end of    at end of   at end of
                         period       period        period       period       period       period       period      period
Government Bond           $36           $36          $113         $113         $197         $197         $443        $443


[LOGO]                                       TIP Prospectus  -  May 1, 2003  |3|

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                               ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Asset Size. The fund is available only to organizations meeting the eligibility criteria set forth below. Organizations wishing to confirm their eligibility should contact FAI.

Eligibility Criteria. The fund is open to:

o Organizations operated exclusively for charitable purposes, no part of the net earnings of which inures to the benefit of any private individual or corporation;

o    Organizations that qualify for exemption from federal income taxes under
     Section 501(c)(3) of the Internal Revenue Code of 1986, as amended;

o Non-US-based charitable organizations that have received 501(c)(3) equivalency certificates from the Internal Revenue Service;

o Planned giving or split interest assets of eligible organizations where at least part of the income or principal of such assets is owned irrevocably by the eligible organization, and the organization has legal control over the securities or vehicles in which such assets are invested;

o Retirement plans maintained for the employees of organizations meeting the above eligibility criteria; and

o    FAI employees.

--------------------------------------------------------------------------------
                   MANAGEMENT AND ADMINISTRATION OF THE FUND
--------------------------------------------------------------------------------

TIFF The Investment Fund for Foundations, a tax-exempt, non-profit, member-controlled organization dedicated to enhancing organizations' investment returns

TIP TIFF Investment Program, Inc., a family of no-load mutual funds offered exclusively to 501(c)(3) organizations

FAI Foundation Advisers, Inc., the investment advisor of the TIFF mutual funds, a taxable organization operated on a not-for-profit basis

The Cooperative. TIP seeks to improve the net investment returns of its members by making available to them a series of investment funds. Each fund has its own investment objective and policies. The funds are advised by FAI. TIP and FAI were organized by TIFF. Although certain members of TIFF's board of trustees serve as directors of TIP, TIFF does not exercise control over TIP. The directors of TIP are elected by the members of the mutual funds. FAI is a director-controlled corporation, and its director is not an affiliated person or interested person of TIFF as those terms are defined in the Investment Company Act of 1940.

Board Members and Officers of TIFF, TIP, and FAI. TIP's board of directors manages and supervises the TIFF mutual funds. With the exception of TIFF's president, all TIFF and TIP board members serve as unpaid volunteers. Individuals currently serving as board members or officers of TIFF, TIP, and FAI are identified below.

                                 TIFF             TIP             FAI
Unpaid Board Members
Harry N. Hoffman III           Trustee         Director
Sheryl L. Johns                Trustee         Director
William H. McLean              Chair           Director
Fred B. Renwick                Trustee         Chair
Michael D. Bills               Trustee
Michael G. McCaffery           Trustee
Jane L. Mendillo               Trustee
Jack R. Meyer                  Trustee
D. Ellen Shuman                Trustee
Arthur Williams III            Trustee

Pricipal Officers and
Paid Board Members
David A. Salem*                Trustee         Director         Pres/CEO
Esther L. Cash                                 Pres/CEO         Director
Cynthia J. Surprise                            Secretary
William E. Vastardis                           Treasurer

* Mr. Salem is an interested person by virtue of his affiliation with FAI as defined in the Investment Company Act of 1940.


|4|  May 1, 2003  -  TIP Prospectus                                       [LOGO]

--------------------------------------------------------------------------------
              MANAGEMENT AND ADMINISTRATION OF THE FUNDS continued
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BIOGRAPHIES OF BOARD MEMBERS AND PRINCIPAL OFFICERS

Set forth below is biographical information regarding the board members and principal officers of TIFF, TIP, and FAI. The information includes institutions with which these individuals have been associated for at least the last five years.

Biographies of Board Members

Michael D. Bills is a private investor residing in Charlottesville, VA. Mr. Bills previously served as chief investment officer of the University of Virginia Investment Management Company and was formerly the senior managing director and head trader for Tiger Management. He is a trustee of the Virginia Chapter of the Nature Conservancy and teaches at the McIntire School of Commerce at the University of Virginia.

Harry N. Hoffman III is chief investment officer of the Mayo Foundation, 200 First Street SW, Rochester, MN 55905. Mr. Hoffman also serves as a trustee of the Ronald McDonald House of Rochester, Minnesota.

Sheryl L. Johns is vice president, treasurer, and chief financial officer of Houston Endowment Inc., 600 Travis, Suite 6400, Houston, TX 77002, a private foundation with assets exceeding $1.5 billion. She was formerly a manager with the accounting firm of Ernst & Young. Ms. Johns is a Certified Management Accountant as well as a Certified Public Accountant. She is a member of the board of directors of the Conference of Southwest Foundations and a member of the steering committee of the Foundation Financial Officers Group.

Michael G. McCaffery is president and CEO of the Stanford Management Company, 2770 Sand Hill Road, Menlo Park, CA 94025, the investment management subsidiary of Stanford University, which has endowment assets exceeding $10 billion. Mr. McCaffery was formerly chief executive officer of the investment banking firm Robertson Stephens. He is a member of the advisory boards of Stanford Graduate School of Business and Princeton University's Bendheim Institute of Finance and a non-executive director of several technology-oriented ventures.

William H. McLean is vice president and chief investment officer of Northwestern University, 633 Clark Street, Room 1-209, Evanston, IL 60208, which has endowment assets exceeding $3 billion. He was formerly senior managing director of asset and investment management of the John D. and Catherine T. MacArthur Foundation and an investment officer at The Duke Endowment. He serves on the investment committee of Father Flanagan's Boys Home.

Jane L. Mendillo is chief investment officer of Wellesley College, 106 Central Street, Wellesley, MA 02481, which has endowment assets of $1.2 billion. She was formerly a vice president of Harvard Management, Inc., and a management consultant with Bain & Company.

Jack R. Meyer is president and chief executive officer of Harvard Management Company, 600 Atlantic Avenue, 15th Floor, Boston, MA 02210, the subsidiary of Harvard University, which has endowment, pension, and trust assets exceeding $16 billion. Mr. Meyer was formerly treasurer and chief investment officer of the Rockefeller Foundation, deputy comptroller of New York City, and a director of the Investor Responsibility Research Center.

Fred B. Renwick is professor emeritus of finance at the Leonard M. Stern School of Business, New York University, 44 West 4th Street, Suite 9-190, New York, NY 10012. Professor Renwick is chair of the finance committee of Morehouse College and chair of the investment committee of the Wartburg Foundation. He was formerly vice chair of the board of pensions of the Evangelical Lutheran Church in America. Professor Renwick is chair of the board of TIFF Investment Program, Inc.

D. Ellen Shuman is vice president and chief investment officer of Carnegie Corporation of NY, 437 Madison Avenue, 26th Floor, New York, NY 10022, a private foundation with $1.9 billion in assets. She was formerly the director of investments at Yale University. Ms. Shuman is a Chartered Financial Analyst. She is currently a trustee of Bowdoin College and an investment advisor to the Edna McConnell Clark Foundation.

Arthur Williams III is president of Pine Grove Associates, 350 Springfield Avenue, Summit, NJ 07901, an asset management and consulting firm providing services to high net worth institutions and families. He is former director of retirement plan investments and other investment programs for McKinsey & Company, Inc. He is the author of Managing Your Investment Manager and a member of the nominating committee of the Institute for Quantitative Research in Finance. He also serves as trustee for a number of families.


[LOGO]                                       TIP Prospectus  -  May 1, 2003  |5|

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              MANAGEMENT AND ADMINISTRATION OF THE FUNDS continued
--------------------------------------------------------------------------------

BIOGRAPHIES OF BOARD MEMBERS AND PRINCIPAL OFFICERS concluded

Biographies of Principal Officers

Esther L. Cash is president of TIP and a director and senior staff member of Foundation Advisers, Inc., 590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA 22911. Prior to joining FAI, Ms. Cash was employed by Grantham, Mayo, Van Otterloo & Co. ("GMO"), where her responsibilities included operations, investment research, asset allocation, regulatory compliance, and communications for GMO's institutional mutual funds. Prior to joining GMO, she was employed by Cambridge Associates, Inc., where she was involved in systems design, research, and consulting.

David A. Salem is president and chief executive officer of The Investment Fund for Foundations and Foundation Advisers, Inc., 590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA 22911. Prior to assuming TIFF's presidency in 1993, Mr. Salem was a partner in the Boston-based investment advisory firm Grantham, Mayo, Van Otterloo & Co., where his responsibilities included asset allocation and strategic planning. He has served on the faculties of Middlebury College and the University of Virginia and in the Office of the Counsel to the President of the United States. Mr. Salem is a trustee of the Core Knowledge Foundation and is former co-chair of the Cabinet of the Thomas Jefferson Foundation (Monticello).

Cynthia J. Surprise is a director and counsel in the mutual fund administration department of Investors Bank and Trust Company, 200 Clarendon Street, Boston, MA 02116. Prior to joining Investors Bank in October 1999, Ms. Surprise was a vice president at State Street Bank and Trust Company.

William E. Vastardis is managing director of fund administration of Investors Capital Services, Inc., 30 Maiden Lane, 4th Floor, New York, NY 10038. Prior to joining Investors Capital, Mr. Vastardis served as vice president and head of the private label mutual fund administration division of the Vanguard Group, Inc.

THE ADVISOR

FAI, with principal offices at 590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA 22911, serves as the advisor to the fund. FAI was formed to facilitate investment by 501(c)(3) organizations in stocks, securities, and other assets.

Advisory Agreement. Pursuant to an investment advisory agreement with the fund,
FAI:

1. develops investment programs, selects money managers, and monitors their investment activities and results;

2. provides or oversees the provision of all general management, investment advisory, and portfolio management services to TIP;

3.   allocates and reallocates the fund's assets among the money managers;

4.   identifies appropriate CIVs in which to invest the fund's assets; and

5. invests funds held in the form of cash reserves pending allocation to money managers or to meet redemption requests.

MONEY MANAGER

Discretion Afforded Money Managers. The money manager has discretion to purchase and sell securities for its allocated portion of a fund's assets, subject to written investment objectives, policies, and restrictions. These guidelines are developed by FAI. Although the money manager's activities are subject to general oversight by the boards of directors and officers of TIP and FAI, neither the directors nor the officers evaluate the investment merits of the money manager's individual security selections.

Manager Selection Process. FAI is responsible for identifying qualified money managers and negotiating the agreement terms under which the money manager will provide services to the funds. These agreements are submitted for approval by TIP's board of directors. TIP's board of directors retains the right to disapprove the hiring of money managers and to terminate agreements (subject to termination provisions contained therein) between TIP and all service providers employed by it, including FAI and the


|6|  May 1, 2003  -  TIP Prospectus                                       [LOGO]

--------------------------------------------------------------------------------
              MANAGEMENT AND ADMINISTRATION OF THE FUND continued
--------------------------------------------------------------------------------

MONEY MANAGER  continued

money managers. TIP and FAI have received an order from the SEC which permits FAI to hire and terminate money managers or change the terms of their advisory agreements without obtaining shareholder approval.

Manager Selection Criteria. In selecting money managers, FAI weighs a number of relevant factors and makes its selection based on a comparison of all such factors. FAI reviews the historical investment results of a universe of money managers, evaluates written information about them supplied by the money managers and outside parties, and conducts face-to-face interviews with the individuals who would actually manage money for TIP should their firms be employed by it. Each of the disqualifying attributes noted below constitutes sufficient grounds for rejection or dismissal of a money manager displaying it. The factors considered by FAI in selecting the fund's current money manager and in considering the selection of other money managers include:

Important Attributes

o A well-defined investment philosophy that gives the manager a discernible competitive advantage in the gathering or processing of investment data
o A verifiable record that the firm has faithfully executed its philosophy over time
o A proven capacity to deliver reasonably uniform results to all clients' assets to which this philosophy is applied
o    A reasonable amount of assets under management for this philosophy
o    Satisfactory returns versus a relevant benchmark
o    A proven capacity to adapt to changes in financial markets
o A proven willingness to invest adequately in its own business (including technological resources)
o Investment professionals who have strong personal incentives (both financial and psychological) to produce satisfactory results for their clients

Helpful Attributes

o Money management is the firm's sole (preferably) or primary line of business
o The firm's decisionmakers are seasoned professionals or the firm's philosophy is unusually innovative (preferably both)
o The firm is willing to use performance-based fee arrangements as an expression of confidence in its own abilities
o The firm complies fully with the Performance Presentation Standards of the Association for Investment Management and Research

Undesirable Attributes

o    Insufficiently trained administrative personnel
o    Insufficiently robust investment accounting systems
o    Investment decisionmakers who are unduly burdened with administrative tasks
o An unwillingness to specify asset size limits for products or services that require such limits

Disqualifying Attributes

o Investment decisionmakers who are engaged primarily in brokerage or financial planning (as distinct from portfolio management)
o    A high degree of personnel turnover
o    An inability to meet performance reporting deadlines
o Relevant criminal convictions or sanctions by the SEC or other federal or state regulatory agencies

Other Considerations. When evaluating persons who might potentially manage money for TIP, FAI considers carefully the financial viability and stability of the firms with which they are associated, but it does not assume that the age or size of an investment management organization and the quality of its services are always positively correlated. Indeed, if properly structured and managed, a newly established investment management organization has the potential to deliver superior services to its clients or members at a lower cost than competing suppliers precisely because its human and technological resources have been assembled recently: technology is evolving so rapidly that organizations structured and equipped specifically to compete under current, as distinct from past, market conditions often have a discernible edge, provided, of course, that the persons leading them are sufficiently skilled and experienced.

Money Manager Agreements. In order to preserve the flexibility needed to respond to changes in TIP's operating environment, the agreements between TIP and a money manager do not specify the percentage of the fund's assets to be allocated to the money manager. Members and prospective members seeking to know the actual allocation of the fund's assets across money managers at a given time can obtain this information by contacting FAI at the telephone number shown on the back cover of this prospectus.

The Government Bond Fund did not operate during the fiscal year ended December 31, 2002, therefore, no management fees were paid. The management fees will entail a performance-based fee as described below.

Performance-Based Fees. The fund's money manager is compensated for its services on the basis of a performance-based fee arrangement. This arrangement specifies a base fee ("floor"), expressed as a percentage of net assets, a maximum fee ("cap"), and a fee formula that embodies the concept of a "fulcrum" fee, i.e., a fee midway between the minimum and the maximum. Actual fees paid to the money manager are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the base fee if the portfolio's excess return (i.e., its actual gross return less the total return of the portfolio's benchmark) exceeds a specified level and to reduce the base


[LOGO]                                       TIP Prospectus  -  May 1, 2003  |7|

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              MANAGEMENT AND ADMINISTRATION OF THE FUNDS concluded
--------------------------------------------------------------------------------

MONEY MANAGER concluded

fee if the portfolio's excess return falls below this level. Total returns are computed over a rolling 12-month time period. Fee formulas are expressed in basis points, where a basis point is 1/100 of one percent.

Money Manager and Fee Arrangements. Smith Breeden Associates, Inc. (100 Europa Drive, Suite 200, Chapel Hill, NC 27517) is compensated based on performance. Its fee formula entails a floor of 10 basis points, a cap of 85 basis points, and a fulcrum fee of 48 basis points. The portfolio must earn 218 basis points over the return of the SSB 10-Year Treasury Index in order for the manager to earn the fulcrum fee. Timothy D. Rowe (principal) has been a portfolio manager with Smith Breeden since 1988.

--------------------------------------------------------------------------------
                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The fund's principal investment strategies and risks are described in this prospectus. The fund may also invest in other securities and are subject to additional risks and restrictions that are described in the Statement of Additional Information.

Fundamental Policies. Certain investment policies and restrictions of the fund that are designated in this prospectus or in the Statement of Additional Information as "fundamental" may be changed only with the approval of the fund's members holding a majority of that fund's outstanding voting securities. The fund's investment objective and other investment policies and restrictions may be changed by the fund's board of directors without member approval. There can be no assurance that the fund will attain its investment objective.

Performance Goals. Performance benchmarks are not fundamental and may be changed without member approval upon notice to members. The fund's performance benchmark serves to monitor its success over a full market cycle. The performance of the fund, when compared to its specified benchmark, can be expected to vary from year to year. The fund attempts to attain its performance goal over a combination of rising and falling markets, not during a single rising or falling market or a defined time period (such as one year).

Temporary Defensive Strategies. The fund may temporarily depart from its normal investment policies -- for example, by investing substantially in cash reserves -- in response to adverse market, economic, political, or other conditions. In doing so, the fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

Short-Term Trading. The money manager may sell a security when it considers it appropriate to do so. A high rate of portfolio turnover (100% or more) could increase transaction costs, which could detract from the fund's performance.

Short Sales. The fund may engage in short sale transactions where the fund sells a security it does not own. To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. Until the fund closes its short position or replaces the borrowed stock, the fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the fund's short position. The fund may not acquire short positions in the securities of a single issuer whose value exceeds 2% of the fund's total assets. The fund's investment performance will suffer if a security that it has sold short appreciates in value.


|8|  May 1, 2003  -  TIP Prospectus                                       [LOGO]

--------------------------------------------------------------------------------
                           PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

Account Application. An account application must be completed and submitted by each TIP investor. Accompanying the completed application, members must also submit proof of their tax-exempt status from the IRS. Organizations admitted as members of TIP that are subsequently determined to be ineligible will be asked to redeem all shares that they hold in all TIFF mutual funds.

Net Asset Value. The price at which a member purchases or redeems shares of the fund is equal to the net asset value (the "NAV") per share of the fund as determined on the effective date of the purchase or redemption. The NAV is calculated by taking the total value of the fund's assets, subtracting the fund's liabilities, and dividing the result by the number of fund shares outstanding. This calculation is performed by the fund accounting agent, Investors Bank & Trust Company, as of the end of regular trading hours of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on the days that the New York Stock Exchange, the Federal Reserve Bank of New York, the distributor, the administrator, the transfer agent, and the custodian are all open for business, which is typically Monday through Friday, except holidays ("business days"). Foreign securities may trade in their primary markets on weekends or other days when the fund does not price its shares. Therefore, the value of the fund holding foreign securities may change on days when members are not able to buy or sell their shares.

Offering Dates, Times, and Prices. The fund continuously offers fund shares, and purchases may be made on any business day. Fund shares may be purchased at the fund's NAV next determined after an order and payment are accepted and any applicable entry fee has been deducted. The fund's NAV is determined on the basis of market prices or fair value as determined by the fund's board of directors. If the money manager believes that events occurring after the close of a foreign exchange have rendered the market quotations unreliable, the fund may use fair-value estimates instead. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. All purchases, except in-kind purchases, must be made in US dollars. The fund reserves the right to reject any purchase order. Share purchase orders are deemed accepted when FAI receives a completed account application and other required documents, and funds become available to TIP in TIP's account with the custodian as set forth below.

Investment Minimums. The minimum initial investment in the fund is $100,000. The individual fund minimum may be waived if a member invests at least $750,000 in any combination of TIP funds. Minimums may be waived for FAI employees.

Order and Payment Procedures. The following procedures apply to purchases of shares.

When Allowed             Purchases may be made on any business day.

Payment  Procedure       Federal funds should be wired to the funds' custodian
                         and transfer agent, Investors Bank & Trust Company,
                         Boston, Massachusetts. (See wiring instructions below.)

Notification             A purchaser must call FAI at 434-817-8200 to inform FAI
                         of the incoming wire transfer and must clearly indicate which fund is to be purchased. If FAI receives federal funds prior to 4:00 p.m. Eastern time, the order will be effective on that day. If FAI receives notification after 4:00 p.m. Eastern time or if federal funds are not received by the transfer agent by 4:00 p.m. Eastern time, such purchase order shall be executed the next business day.

Converted Funds          Funds transferred by bank wire may or may not be
                         converted into federal funds the same day, depending on the time the funds are received and on the bank wiring the funds. If funds are not converted the same day, they will be converted the next business day.

Wiring Instructions

Bank                     Investors Bank & Trust Company
Address                  Boston, Massachusetts
ABA#                     011001438
Attention                Transfer Agent
Deposit Account          433334444
Further Credit           TIFF Investment Program
Member Name              Name of Member Organization


[LOGO]                                       TIP Prospectus  -  May 1, 2003  |9|

--------------------------------------------------------------------------------
                      PURCHASES AND REDEMPTIONS concluded
--------------------------------------------------------------------------------

Redemption Procedures. The following procedures apply to redemptions of shares.

Type of Redemption       Full and fractional shares in any amount may be
                         redeemed upon a member's request.

Who May Redeem           Only an authorized agent as designated on the member's
                         account application may request a redemption.

Notification             The member must inform FAI of the dollar or share
                         amount to be redeemed, the account to which the proceeds should be wired (as designated on the account application) and the member's name and account number.

Time of Notice           FAI must receive notice of redemption by 4:00 p.m.
                         Eastern time on any business day.

Late Notice              If the notice is received on a day that is not a
                         business day or after 4:00 p.m. Eastern time, it will be deemed received as of the next business day.

Proceeds Proceeds of redemptions will be wired to the account designated on the account application. In order to change this account either temporarily or permanently, FAI must receive new instructions in writing from an authorized person with the appropriate signature guarantee by a qualified financial institution.

Redemption Price         The redemption will be based on the NAV per share next
                         determined after receipt by FAI of proper notice.

Payment Payment, less any applicable exit fee, generally will be made on the day following receipt of notice, but FAI reserves the right to delay payment for up to seven days.

Telephone Redemption Option. A member may request a redemption by calling FAI. TIP, FAI, Investors Capital Services, Inc. ("Investors Capital"), the fund's administrator, or the transfer agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. FAI will take reasonable steps to ensure that telephone instructions are legitimate. TIP, FAI, Investors Capital, or the transfer agent may require personal identification codes. FAI will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. No bank instruction changes will be accepted via telephone.

Potential In-Kind Redemptions. The fund reserves the right to redeem in kind, in readily marketable securities, any redemption request by a member if the aggregate market value of the shares being redeemed by that member during any 90-day period exceeds the lesser of $250,000 or 1% of the fund's net asset value during such period. In-kind redemptions entail the distribution to a redeeming member of readily marketable securities held by the fund, selected by FAI in its discretion, as opposed to the cash distributions normally made to redeeming members.

Exchange Privilege. One fund's shares may be exchanged for shares of any other of the funds based on the respective NAV of the shares involved in the exchange. There is no minimum for such an exchange but fund minimums apply. An exchange order is considered a redemption followed by a purchase for tax purposes and for purposes of assessing entry and exit fees. Members wishing to make exchange requests should contact FAI.

Wire Transfer Instructions. A member's bank may impose its own processing fee for outgoing wires (in connection with purchases of fund shares) or incoming wires (in connection with redemptions of fund shares). A member may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to FAI with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by FAI.

Accounts with Low Balances. If the value of a member's total account with the fund falls below $25,000 as a result of selling shares, FAI may send a notice asking the member to bring the account back up to $25,000 or to close it out. If the member does not take action within 100 days, FAI may redeem the member's shares and send the proceeds to the member.


|10|  May 1, 2003  -  TIP Prospectus                                      [LOGO]

--------------------------------------------------------------------------------
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Intended Distribution Schedule. The fund intends to distribute to its members substantially all of its net investment income and its net realized long-term and short-term capital gains. Net investment income includes dividends, interest, and other ordinary income, net of expenses. The intended payment schedules are summarized in the following table:

-----------------------------------------------------------------------------------------------------------------
                                     Dividends                                                Capital Gains

                    Declared        Reinvested             Paid             Declared     Reinvested        Paid
Government Bond     Monthly     Last Business Day    First Business Day     Annually      December       December
-----------------------------------------------------------------------------------------------------------------

In order to satisfy certain distribution requirements, the fund may declare special year-end dividends and capital gains distributions, typically during October, November, or December, to members of record in such month. Such distributions, if paid to members by January 31 of the following calendar year, are deemed to have been paid by the fund and received by members on December 31 of the year in which they were declared. TIP will seek to provide to members as much notice as possible regarding the timing of all distributions.

Distribution Options. Dividends and capital gains may be reinvested in additional shares of the same fund or a different TIFF fund at the NAV on the date of reinvestment. Alternatively, dividends and capital gains may be paid in cash. Members are asked to designate their distribution option on their account application. Dividends and capital gains will be automatically reinvested unless a member indicates otherwise on the account application. Members may change their election by writing to FAI by the record date of the applicable distribution.

Additional Redemption Options. Members wishing to adopt a fixed dollar amount or percentage distribution should contact FAI to arrange for such specific distributions.

Tax-Related Warning to Private Foundations. If a private foundation subject to excise taxation purchases shares shortly before a distribution of dividends or capital gains, a portion of its investment will be classified as a taxable distribution when the distribution is made, regardless of whether distributions are reinvested or paid in cash.

--------------------------------------------------------------------------------
                               TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Because all members (except FAI employees) of the TIFF mutual funds are tax-exempt 501(c)(3) organizations, they are not subject to federal income taxation on distributions from the funds or on sales or exchanges of shares of the funds. FAI employees should consult the Statement of Additional Information (the "SAI") for information relating to the tax consequences of their investment in the funds.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the Government Bond Fund commenced operations in 2003, no financial highlights are available for the fund as of December 31, 2002.


[LOGO]                                      TIP Prospectus  -  May 1, 2003  |11|

--------------------------------------------------------------------------------
                              FURTHER INFORMATION
--------------------------------------------------------------------------------

This prospectus sets forth concisely the information about the fund that a prospective member should know before investing. This prospectus should be read carefully and retained for future reference. Additional information is contained in the Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission and which can be obtained without charge by contacting The Investment Fund for Foundations ("TIFF") by mail, phone, fax, or email using the address information below. The SAI is incorporated herein by reference.

Information about the fund (including the prospectus and SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (for information, call 202-942-8090). Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov, with copies of this information available upon payment of a duplicating fee by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.


             [LOGO] THE INVESTMENT FUND FOR FOUNDATIONS
                    Enhancing the investment returns of non-profit organizations

                    590 Peter Jefferson Parkway, Suite 250
                    Charlottesville, Virginia 22911
                    Phone:                                          434-817-8200
                    Fax:                                            434-817-8231
                    Website:                                        www.tiff.org

                    Electronic mail inquiries:
                    Services offered by TIFF:                      info@tiff.org
                    Member-specific account data:        memberservices@tiff.org
                    Manager selection procedures:              managers@tiff.org

                    For further information about any of TIFF's services, please contact TIFF at the address or phone number listed above. The funds are distributed by Quasar Distributors, LLC.

SEC File Number 811-8234


|12|  May 1, 2003  -  TIP Prospectus                                      [LOGO]

[LOGO]    TIP STATEMENT OF ADDITIONAL INFORMATION
          A Report of the TIFF INVESTMENT PROGRAM, INC.              May 1, 2003

--------------------------------------------------------------------------------
                           TIFF GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                     Available through
                     Foundation Advisers, Inc.
                     590 Peter Jefferson Parkway, Suite 250
                     Charlottesville, VA 22911
                     o  Phone                  434-817-8200
                     o  Fax                    434-817-8231
                     o  Email                 info@tiff.org
                     o  Website                www.tiff.org

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

TIFF Investment Program, Inc. ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members by making available to them a series of investment vehicles, each with its own investment objectives and policies. The fund is available to 501(c)(3) organizations. The fund and its investment advisor, Foundation Advisers, Inc. ("FAI"), have been organized by a nationwide network of private and community foundations. FAI is responsible for selecting money managers for the fund and allocating fund assets among these money managers, subject to the approval of TIP's board of directors.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the TIP prospectus for the Government Bond Fund dated May 1, 2003 (the "prospectus"), which has been filed with the Securities and Exchange Commission ("SEC") and which is incorporated herein by reference. The prospectus can be obtained without charge by writing or calling FAI at the address and telephone number provided above.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Organization of TIP                                                            2
Origin of TIP                                                                  2
Suitability of TIFF Mutual Funds                                               2
Supplemental Discussion of Fund Management
  and Administration                                                           4
Performance-Based Fees for Money Managers                                      7
Distribution of TIFF Mutual Funds                                              9
Supplemental Discussion of Purchases,
  Exchanges, and Redemptions                                                  10
Supplemental Discussion of Investment Objectives,
  Policies, and Restrictions                                                  11
Policy Implementation and Risks                                               12
Brokerage Direction and Other Practices                                       25
Tax Considerations                                                            26
Member Information                                                            29
Calculation of Performance Data                                               30
Determination of Net Asset Value                                              31
Additional Service Providers                                                  31
Financial Statements                                                          31

Description of Indices                                                Appendix A
Quality Rating Descriptions                                           Appendix B
Service Provider Profiles                                             Appendix C

--------------------------------------------------------------------------------
                              ORGANIZATION OF TIP
--------------------------------------------------------------------------------

The TIFF Investment Program, Inc. (TIP) was incorporated under Maryland law on December 23, 1993. The authorized capital stock of TIP consists of 5,500,000,000 shares with $.001 par value. Shares of the fund have equal voting rights. Members have one vote for each dollar of net asset value they hold. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the member. Shares have no preemptive or conversion rights.

The shares of TIP possess non-cumulative voting rights. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining percentage (less than 50%) of shares voting for the election of directors will not be able to elect any person or persons to the board of directors.

TIP's Articles of Incorporation permit new series of shares evidencing new funds in addition to the funds described in the prospectus.

None of the funds shall be liable for the obligations of any other fund.

--------------------------------------------------------------------------------
                                 ORIGIN OF TIP
--------------------------------------------------------------------------------

Resources Needed to Invest Effectively. TIP is the outgrowth of several years of research into the need for a foundation investment cooperative, including extensive studies on foundation investment practices by The Investment Fund for Foundations ("TIFF"). These studies suggest that many of America's approximately 34,000 private and community foundations lack the resources needed to earn superior net investment returns. The necessary resources include:

1. an asset base sufficient to diversify across asset classes and investment styles in an economic manner,

2. staff and trustees with the time and expertise needed to select outstanding money managers and monitor and adjust manager and asset class weights, and

3. the bargaining power and skills needed to strike attractive fee arrangements with money managers, custodians, accountants, lawyers, and other service providers.

In furtherance of its mission to enhance the investment returns of non-profit organizations, TIFF helped form TIP (the mutual fund series) and FAI (the registered investment advisor). Collectively, TIFF, TIP, and FAI are referred to as the "cooperative." Investing through TIP enables governing boards to delegate responsibility for time-intensive tasks (e.g., service provider selection and evaluation and fee negotiations), thus providing them with more time to devote to the sensitive and supremely important task of formulating appropriate asset allocation guidelines.

--------------------------------------------------------------------------------
                        SUITABILITY OF TIFF MUTUAL FUNDS
--------------------------------------------------------------------------------

Manager Selection. The money managers selected by FAI on behalf of TIP are all experienced investment professionals with verifiable performance records that FAI has reviewed. FAI has extensive experience performing its assigned functions, as do the principals and supporting staff of all outside service providers employed by TIP.

Changing Existing Investment Management Arrangements. Changing investment management practices is almost always costly. It can also be painfully time-consuming, especially when long-standing relationships must be disrupted. For these reasons, change for its own sake should be avoided. At the same time, foundation fiduciaries should recognize that investment markets and the vast universe of service providers that furnish investment-related services to foundations are highly dynamic. They are so dynamic that the uncertain but very real costs of not changing settled practices sometimes can exceed the known costs of steering a different course. This is especially true with respect to the difficult and time-consuming task of selecting superior money managers. Due to the very powerful mean-reverting tendencies of investment markets -- the tendency for the performance of a manager (or investment style) generating superior returns over a given time period to regress to the mean or average of all managers over future time periods -- sticking with a proven winner can, paradoxically, be very perilous unless the successful organization is itself committed to the task of continually reviewing and revising its own working assumptions, strategies, and tactics.


--------------------------------------------------------------------------------
|2|  May 1, 2003  -  TIP SAI                                              [LOGO]

--------------------------------------------------------------------------------
                   SUITABILITY OF TIFF MUTUAL FUNDS continued
--------------------------------------------------------------------------------

One of the chief reasons TIP was created was to permit foundation trustees, who often lack the time or expertise to monitor continually the rapid evolution of markets and managers, to delegate this task to a group of investment professionals (the trustees, directors, and officers of TIFF, TIP, and FAI, henceforth referred to collectively as the cooperative's "trustees") who have significant experience investing foundation assets.

Active vs. Passive Investment Approaches. While conceding that few professional money managers can accurately and consistently forecast major highs or lows in financial markets, the trustees believe that some money managers are indeed able to pursue superior returns within selected asset classes and investment sectors. By combining in a prudent manner investment approaches appropriate to a given asset class, and then selecting money managers based on their proven ability to implement successfully such approaches, a foundation potentially can enhance its long-term investment returns.

The Cooperative's Boards. The boards of TIFF, TIP, and FAI comprise individuals with considerable investment and operations expertise as well as experience managing the endowments of non-profit organizations. Given the highly dynamic character of financial markets, it is important that decisionmaking at all levels be as streamlined as possible while simultaneously keeping all board members of the cooperative fully informed. To fulfill both imperatives, the boards of TIFF, TIP, and FAI will occasionally hold joint meetings. However, the independence of each board is strictly maintained. For example, to ensure that the cooperative complies with laws discouraging direct control of the affairs of regulated investment companies by the entities that sponsor them, FAI board members cannot occupy more than 49% of the seats on TIP's board of directors. The following is a list of the board members of TIP, FAI, and TIFF and the principal officers of TIP.

Directors and Officers of TIP. Overall responsibility for management and supervision of TIP rests with TIP's board of directors. The directors approve all significant agreements between TIP and the entities that provide services to TIP. The following directors and officers oversee all five funds comprising the TIFF Investment Program. Because the TIFF mutual funds are open only to non-profit organizations, none of the directors have a beneficial interest in the funds.

-------------------------------------------------------------------------------------------------------------
                                                   Inception of Service
Name (Age)                       Position          Term Expiration*             Principal       Other
Address                          with TIP          Eligibility Expiration       Occupation**    Directorships
Independent Directors
Harry N. Hoffman III (47)        Director          September 2001               chief               none
Mayo Foundation                                    June 2004                    investment
200 First Street SW                                June 2010                    officer
Rochester, MN 55905

Sheryl L. Johns (46)             Director          April 1996                   chief               none
Houston Endowment                                  June 2003                    financial
600 Travis                                         June 2006                    officer
Houston, TX 77002

William McLean (47)              Director          May 2001                     chief               none
Nortwestern University                             June 2003                    investment
633 Clark Street                                   June 2009                    officer
Evanston, IL 60208

Fred B. Renwick (72)             Director          June 1992                    finance             Deutsche
Stern School of Business                           June 2003                    professor           Asset Mgmt
New York University                                June 2003                    emeritus
44 West 4th Street
New York, NY 10012

Interested Director***
David A. Salem (46)              Director          January 1993                 chief               none
TIFF                                               Not applicable               executive
590 Peter Jefferson Parkway                        Not applicable               officer
Charlottesville, VA 22911


--------------------------------------------------------------------------------
[LOGO]                                              TIP SAI  -  May 1, 2003  |3|

--------------------------------------------------------------------------------
         SUPPLEMENTAL DISCUSSION OF FUND MANAGEMENT AND ADMINISTRATION
--------------------------------------------------------------------------------

Officers
Esther L. Cash (45)              President/CEO     2002****                     investment
TIFF                                               Not applicable               operations
590 Peter Jefferson Parkway                        Not applicable
Charlottesville, VA 22911

Cynthia Surprise (55)            Secretary         2000                         attorney
Investors Bank & Trust                             Not applicable
200 Clarendon Street                               Not applicable
Boston, MA 02117

William E. Vastardis (47)        Treasurer/CFO     1994                         fund
Investors Capital Services                         Not applicable               administration
33 Maiden Lane                                     Not applicable
New York, NY 10038

* The officers of TIP are elected annually by the board of directors at the June TIP board meeting.
** For more information on the principal occupations of the directors and officers of TIP, see Management and Administration of the Funds in the prospectus.
*** Mr. Salem is deemed to be an "interested director" because he serves as president of FAI, the mutual funds' advisor.
**** Ms. Cash was vice president from 1994 to 2002.

--------------------------------------------------------------------------------

Committees. Each of TIP's independent directors serves on the audit committee of TIP. The purposes of the audit committee are to (a) oversee TIP's accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; (b) oversee the quality and objectivity of TIP's financial statements and the independent audit thereof; and (c) act as a liaison between TIP's independent auditor and the full board. The audit committee met twice during the fiscal year ended December 31, 2002.

Each of TIP's independent directors also serves on the nominating committee of TIP. The nominating committee's mission is to promote the effective participation of qualified individuals on the board of directors and committees of the board. The nominating committee's functions are to (a) receive, review, and maintain files of individuals qualified to be recommended as nominees for election as directors, which shall include a review of the individual's status as an "interested person" of TIP under the Investment Company Act of 1940, as amended; (b) present recommendations to the board of directors to fill vacancies or to nominate directors for election by shareholders; and (c) present recommendations to the board of directors regarding directors to be selected for membership on the various committees of the board. The nominating committee did not meet during the fiscal year ended December 31, 2002.

Director Compensation. None of the directors or officers of TIP receive any compensation from TIP for their services as such director or officer.

Code of Ethics. Rule 17j-1 of the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires TIP, its investment advisor, FAI, and its money managers to adopt codes of ethics and to report periodically to the board on issues raised under its code of ethics. To assure compliance with these restrictions, TIP and FAI have adopted and agreed to be governed by a joint code of ethics, and the money managers have each adopted and agreed to be covered by their individual codes of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive, or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics permit personal investing transactions by TIP's, FAI's, and the money managers' directors, officers, and employees, provided that such transactions avoid conflicts of interest with TIP.

Information about these codes of ethics may be obtained by calling the SEC's Public Reference Room at 202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the SEC's Internet site at http:// www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.


--------------------------------------------------------------------------------
|4|  May 1, 2003  -  TIP SAI                                              [LOGO]

--------------------------------------------------------------------------------
    SUPPLEMENTAL DISCUSSION OF FUND MANAGEMENT AND ADMINISTRATION continued
--------------------------------------------------------------------------------

Advisory Agreement. Pursuant to an investment advisory agreement with the fund,
FAI:

1. develops investment programs, selects money managers, and monitors their investment activities and results;

2. provides or oversees the provision of all general management, investment advisory, and portfolio management services to TIP;

3.   allocates and reallocates the fund's assets among the money managers;

4.   identifies appropriate CIVs in which to invest the funds' assets; and

5. invests funds held in the form of cash reserves pending allocation to money managers or to meet redemption requests.

The Advisory Agreement continues in force for successive annual periods as long as such continuance is specifically approved at least annually by (a) the board of directors or (b) the vote of a "majority" (as defined in 1940 Act) of a fund's outstanding shares voting as a single class; provided that in either event the continuance is also approved by at least a majority of the board of directors of TIP who are not "interested persons" (as defined in the 1940 Act) of TIP or FAI by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement was most recently approved by the board on December 17, 2002. In making the determination to approve the Advisory Agreement, the board found that the Advisory Agreement was in the best interests of the fund and its members, that the services performed by FAI are services required for the operation of the fund, that FAI provides services the nature and quality of which are at least equal to those services provided by others offering the same or similar services, and that the fees paid to FAI for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. The Advisory Agreement may be terminated without penalty on not less than 60 days' notice by the board of directors of TIP or by a vote of the holders of a majority of the fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by FAI. The Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Advisor Compensation. As compensation for services rendered by FAI under the Advisory Agreement, the fund pays FAI a maximum monthly fee calculated by applying the following annual percentage rates to the fund's average daily net assets for the month:

                                                        Government
                                                           Bond

On first $500 million                                      0.05%
On next $500 million                                       0.05%
On next $500 million                                       0.04%
On next $500 million                                       0.04%
On next $500 million                                       0.03%
On remainder (>$2.5 billion)                               0.03%

Because the Government BondFund commenced operations in 2003, no administration fees have been paid.

Payment of FAI's Expenses. FAI pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including all executive salaries and expenses of the directors and officers of TIP who are employees of FAI, and TIP's office rent. Subject to the expense reimbursement provisions described in the prospectus, other expenses incurred in the operation of TIP are borne by the funds themselves, including, without limitation: money manager fees; brokerage commissions; interest; fees and expenses of administrators, independent attorneys, auditors, custodians, accounting agents, and transfer agents; taxes; cost of stock certificates; expenses (including clerical expenses) of issue, sale, repurchase, or redemption of shares; expenses of registering and qualifying shares of TIP under federal and state laws and regulations; expenses of printing and distributing reports, notices, and proxy materials to existing members; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special members' meetings; expenses of directors of TIP who are not employees of FAI; membership dues in the Investment Company Institute; insurance premiums; and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to a fund are charged to that fund; other expenses are allocated proportionately among all of the funds in relation to the net assets of each fund.

Fund Administrator. Consistent with their mission of helping foundations exploit the economies of scale inherent in many aspects of investing, TIP and FAI rely heavily on outside service providers to perform most functions that their directors deem delegable, including what is known in the mutual fund industry as "fund administration." A mutual fund's administrator oversees its day-to-day operations, typically by performing certain tasks itself (e.g., preparing regulatory filings) while supervising closely the work of other service providers employed by the fund (e.g., its custodian, transfer agent, dividend disbursing agent, accountant, etc.). Because it specializes in such work, Investors Capital Services, Inc. ("Investors Capital") can perform these important functions better and at a lower cost than FAI.


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[LOGO]                                              TIP SAI  -  May 1, 2003  |5|
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    SUPPLEMENTAL DISCUSSION OF FUND MANAGEMENT AND ADMINISTRATION continued
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Administration Agreement. As administrator for TIP, Investors Capital receives a monthly fee at an annual rate of: (a) 0.07% of the average daily net assets of TIP for the first $300 million, (b) 0.05% for the next $2.7 billion, (c) 0.04% for the next $2.0 billion, and (d) 0.03% over $5.0 billion of assets under management. TIP also reimburses Investors Capital for certain costs. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of the fund below certain specified levels. A profile of Investors Capital is provided in Appendix C of this Statement of Additional Information.

Because the Government BondFund commenced operations in 2003, it has not paid administration fees.

Money Manager Agreements. The agreements between TIP and the money managers that manage a separate account on behalf of the fund (the "Money Manager Agreements") continue in effect for successive annual periods, as long as such continuance is specifically approved at least annually by (a) the board of directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the fund's outstanding shares voting as a single class, provided that in either event the continuance is also approved by at least a majority of the board of directors who are not "interested persons" (as defined in the 1940 Act) of TIP or FAI by vote cast in person at a meeting called for the purpose of voting on such approval.

Exemption from Requirement that Members Approve New Money Manager Agreements. TIP has received an order from the SEC effective August 30, 1995, exempting each of the funds from the requirement that agreements between regulated investment companies and their investment advisors or subadvisors be approved by a vote of a majority of the outstanding voting securities of such investment companies. TIP's board of directors believes that such member approval of Money Manager Agreements is not necessary for the protection of participating organizations and would needlessly encumber the funds' operations. Pursuant to this exemption, TIP's board of directors may, without the approval of members:

1. employ a new money manager pursuant to the terms of a new Money Manager Agreement, either as a replacement for an existing money manager or as an additional money manager;

2.   change the terms of a Money Manager Agreement; or

3. continue to employ an existing money manager on the same terms where a Money Manager Agreement has been assigned because of a change in control of the money manager.

Any such action would be followed by written notice to members, which must include the information concerning the money manager that would normally be included in a proxy statement.

In negotiating Money Manager Agreements, FAI's staff analyzes a number of variables, including:

1.   the proposed size of a manager's account,

2. the manager's historical and expected future performance against relevant benchmarks,

3. the historical and expected future volatility of the manager's relative returns,

4.   the manager's assets under management, and

5. the impact (if any) that linking a manager's compensation to its performance might have on its decisionmaking process.

Manager Allocation Criteria. In allocating assets among money managers, FAI considers each fund's investment and performance objectives as well as other variables. To accommodate fluctuations in the relative sizes of money managers' accounts caused solely by market movements, allocations formulated by FAI take the form of ranges: minimum, normal, and maximum percentages of fund assets to be allocated to each money manager retained by it. While these ranges are not expected to change frequently, FAI has discretionary authority to alter these ranges and to reallocate assets among money managers in response to changing market conditions.

Activating Money Managers' Accounts. Not all approved money managers are employed at all times. Whether a given money manager is employed at a given time depends on:

1.   a fund's size,

2.   its projected growth rate,

3. FAI's perception of the relative attractiveness of the money manager's approach in light of prevailing market conditions, and

4. the extent to which a given money manager's investment style would complement those of the other money managers to which a fund's assets have been allocated.


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|6|  May 1, 2003  -  TIP SAI                                              [LOGO]
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    SUPPLEMENTAL DISCUSSION OF FUND MANAGEMENT AND ADMINISTRATION concluded
--------------------------------------------------------------------------------

Future market conditions are unforecastable, and TIP cannot predict the amount to be allocated to each money manager over time. As a general rule, however, given the incremental custodial costs of activating a money manager's account, it is expected that the initial allocation to each money manager managing a separate account on a fund's behalf will be at least $5 million. A money manager receives no compensation from TIP until it is actually managing funds for TIP and is entitled to no compensation if, due to its own changed circumstances or changes in the investment environment generally, FAI decides not to allocate assets to it.

Foundations seeking to know the actual allocation of each fund's assets across money managers at a given time can obtain this information by contacting FAI.

Termination of Money Manager Agreement. The Money Manager Agreement may be terminated without penalty on not less than 30 days' notice by the board of directors of TIP or by a vote of the holders of a majority of the fund's outstanding shares voting as a single class, or upon not less than 30 days' notice by the money manager. A Money Manager Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Arms-Length Relationships between Money Managers and TIP. The money managers have no affiliations or relationships with TIP or FAI other than as discretionary investment managers for all or a portion of a fund's assets.

--------------------------------------------------------------------------------
                   PERFORMANCE-BASED FEES FOR MONEY MANAGERS
--------------------------------------------------------------------------------

Overview. The following discussion outlines the principles that FAI follows in negotiating money manager fees and describes the performance-based fee structure that the funds have entered into with many (but not all) of their money managers. These principles are the product of both the combined investment experience of members of the cooperative's boards and policy choices made by TIP's board in its formulation of objectives and guidelines for each fund.

Optimizing versus Minimizing Expenses. Even modest differences in a fund's annual investment-related costs can have profound effects on a foundation's cumulative returns. Therefore, foundation trustees should consider carefully the costs of alternate investment vehicles. By pooling the investment assets of numerous foundations, TIP can and does seek to minimize members' expenses for such investment-related services as custody and portfolio accounting. With respect to money manager fees, which typically constitute the lion's share of investment-related expenses, the cooperative's board members believe that a strategy aimed at optimizing these outlays is potentially more profitable than a strategy aimed merely at minimizing them. For this reason, TIP makes extensive use of performance-based fees in compensating money managers for services rendered to TIP.

Some foundation investors may be uncomfortable with the fact that the exact costs of investing through each TIFF mutual fund are unknowable in advance. However, it should be remembered that the annual standard return deviations of the asset classes in which the TIFF mutual funds that utilize performance-based fees primarily invest (i.e., the non-diversifiable or systemic risks of each asset class) greatly exceed the economic uncertainty associated with fluctuating manager fees. This is so even under worst case conditions. Currently, only one money manager manages assets for the fund.

Based on their considerable investment experience, the directors of TIP and FAI believe that, over the long term, TIP's members are likely to realize a net benefit for bearing the uncertainties associated with performance-based fees.

Link between Fund's Objectives and Performance-Based Fee Structures. The performance objective of the fund is to outperform a relevant market benchmark by a modest increment, net of fees. FAI's aim in negotiating money manager fees is to ensure that such fees are relatively low compared to institutional norms when each money manager's performance is approximately equal to the level that is required to enable the fund that employs it to achieve its performance objective. A related aim is to tie manager compensation as closely as possible to manager performance.

Money Manager Evaluation Criteria Seek to Discourage Undue Risk-Taking. TIP does not employ performance-based fees as a means of inducing its money managers to perform better than they would if they received straight asset-based fees. Rather, it employs performance-based fees, among other means, in seeking to optimize members' investment-related expenses. A money manager's proven capacity to deliver uniform results to all accounts managed in accordance with the philosophy presented to TIP is one of the important criteria used in choosing money managers. FAI's initial selection criteria are the same used to evaluate their ongoing performance. Portfolio investment decisions that cause the performance of TIP's account to differ materially from the performance of purportedly similar accounts, whether such decisions are motivated by the


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[LOGO]                                              TIP SAI  -  May 1, 2003  |7|
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              PERFORMANCE-BASED FEES FOR MONEY MANAGERS continued
--------------------------------------------------------------------------------

desire to earn higher fees from TIP or not, could trigger their dismissal. FAI compares the results each money manager produces for TIP to the results it produces for its other clients. A money manager's unwillingness to share these other results with FAI or its failure to manage TIP's account in a manner that is as similar as possible to the manner in which other accounts with the same mandate are managed also constitutes grounds for dismissal.

Preferred Performance-Based Fee Structure. FAI is mindful that no fee structure can possibly prove suitable to all money managers, even as a starting point for discussion. However, in an effort to streamline the negotiation process, FAI has formulated a preferred performance-based fee model.

Common Characteristics. All Money Manager Agreements entailing performance-based fees have certain common characteristics. These include (1) minimum fees ("floors"), (2) maximum fees ("caps"), and (3) fee formulas that, in the judgment of members of TIP's and FAI's boards, produce reasonable fees in relation to the margin of outperformance that a money manager must achieve to earn a given level of fees.

In each case, the formula embodies the concept of a "fulcrum fee," i.e., a fee midway between the minimum and the maximum. An equation is used under which the actual fees paid to a money manager are always proportionately related to performance above or below the fulcrum point. The formula is designed to augment a mutually agreed-upon basic fee if the excess return (i.e., actual gross total return less benchmark total return) on the money manager's portfolio exceeds a specified level and to reduce this basic fee if the excess return falls below this level. In each case the slope of the fee line between the floor and the cap is uniform throughout.

Definition of Total Return. "Total Return" as used here means the change in the market value of the money manager's portfolio, or the benchmark index, as the case may be, over one month measurement periods, adjusted on a time-weighted basis for any assets added to or withdrawn from the money manager's portfolio. The total returns of portfolios or benchmark indices over the rolling 12-month time periods used in computing performance-based bonuses/penalties are, therefore, the product of compounding each of the monthly returns in the applicable period.

Manager-Specific Benchmark Indices. The benchmark index used in computing the money manager's excess return is the index deemed most relevant for that money manager. In some cases, this benchmark index is the same as the overall performance benchmark for the fund retaining the money manager. In some cases, however, FAI's objective of melding money managers espousing different philosophies into an integrated manager structure that is both effective and efficient dictates that a money manager's benchmark index be different from the fund benchmark.

Appropriate Fulcrum Point for a Money Manager. The fulcrum point -- the midpoint between the maximum and minimum fees -- is set to establish a fee structure in which the financial incentives of the money manager are aligned with those of the fund. The fulcrum point is set at a performance level that the money manager can reasonably expect to achieve with an investment approach that entails an acceptable level of risk for the fund. FAI and TIP seek agreements in which the money manager has as much to lose as to gain if it chooses to increase the risk it takes with the fund's account. The table below identifies the money manager that provides services to the fund with performance-based fees, the fulcrum point under the Money Manager Agreement, and the return that must be achieved by the money manager in order to earn the Fulcrum Fee (100 bp equals 1.00%). See the prospectus for additional information about the money manager and its Agreement.

                                                    Fulcrum         Fulcrum Fee
                                                      Fee              Return*

Smith Breeden Associates, Inc.                       48 bp             218 bp

* Excess return over manager's benchmark required to receive fulcrum fee.

Reasonable Fee "Floor." As with all model inputs, FAI's choice of an appropriate "floor" for each money manager is based on an analysis of both the money manager's idiosyncratic attributes and the perceived availability of qualified alternate money managers. Having identified an appropriate minimum fee for each money manager, FAI then identifies the level of return at which the fee "bottoms out."

Reasonable Fee "Cap." Having identified an appropriate floor, FAI then identifies, for each money manager, the fee "cap." In all cases, the cap and the level of excess return at which it is reached are selected in accordance with criteria that aim to reward the money manager adequately for superior performance without creating incentives for either undue risk-taking or undue risk aversion (i.e., "closet indexing" of portfolio assets to the agreed-upon benchmark).

Computing and Remitting Fees. The computation and remittance procedures that the fund employs are described immediately below. All fee schedules are applied to the average daily net assets in each money manager's account for the time period in question. For purposes of computing the fund's daily net asset values, however, performance-based fees are accrued based on investment returns achieved during the current performance fee period.


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|8|  May 1, 2003  -  TIP SAI                                              [LOGO]
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              PERFORMANCE-BASED FEES FOR MONEY MANAGERS concluded
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Computing and Remitting Fees. For the first two months following the inception of their accounts, money managers receive a straight asset-based fee equal to 150% of the minimum (floor) rate, regardless of performance. Accrual of performance-based fees begins in the third calendar month rather than at an earlier date because the indices with reference to which money managers' performance is computed are typically not available until five or more business days after month-end. Since it is impractical to adjust fee accrual rates intra-month (e.g., during the second calendar month of investment operations based on performance achieved during the first month), the earliest that such accruals can reflect money managers' actual performance is the third calendar month.

Thereafter, a money manager is compensated according to its performance-based fee formula with the fee for a given month based on the money manager's performance for the 12 months ending two months prior to that month. A two-month time lag is employed because, while the trustees would prefer that fees paid by members in a given month reflect their actual returns, two facts preclude perfect linkage:

1. The law requires a minimum 12-month measurement period for performance-based fees; and

2. The returns on some managers' benchmarks (e.g., certain foreign stock indices) are not available until after month-end.

Advantages and Disadvantages of Accrual and Remittance Procedures. TIP's board of directors recognizes that the procedure described above could give rise to inequities among members. However, such inequities are likely to be less acute than those produced by performance-based fee arrangements entailing measurement periods longer than one year. For example, some regulated investment companies have performance-based portfolio management fee arrangements entailing rolling 36-month performance measurement periods. Under such arrangements, members entering the fund in, for example, month 72 may be forced to pay the maximum fees to which a money manager is entitled for several months following their initial purchase if the manager's performance was sufficiently good during months 36 through 71. This could occur even though the manager's performance is less good in the months immediately following the new member's entry (e.g., months 72 through 84), because the fees for these months will reflect the manager's performance during prior time periods. The one-year measurement period that TIP employs does not eliminate these intergenerational inequities among changing member populations, but it can help to minimize them. Because TIP's board seeks to tie the portfolio management fees paid by individual members as closely as possible to the gross investment returns they actually realize, the board has approved performance-based fee arrangements with certain money managers entailing the minimum one-year measurement period permitted by law.

--------------------------------------------------------------------------------
                       DISTRIBUTION OF TIFF MUTUAL FUNDS
--------------------------------------------------------------------------------

Distributor. The distribution agreement (the "Distribution Agreement") among TIP, Investors Bank & Trust Company, an affiliate of the Administrator, and Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, WI 53202, became effective October 1, 2001. The Distributor shall receive compensation in the amount of $25,000 per annum, to be paid no less frequently than monthly by the Administrator. In addition, the Distributor will be entitled to reimbursement of reasonable out-of-pocket expenses incurred (including but not limited to NASD filing fees incurred pursuant to the Distribution Agreement) within 10 days of delivery of a valid invoice.

The Distribution Agreement was in effect for an initial two-year period. The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the directors or by a vote of a majority of the shares of the fund; and (ii) by a majority of the directors who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was most recently approved by TIP's board of directors on June 10, 2002.


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[LOGO]                                              TIP SAI  -  May 1, 2003  |9|
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        SUPPLEMENTAL DISCUSSION OF PURCHASES, EXCHANGES, AND REDEMPTIONS
--------------------------------------------------------------------------------

Purchases. TIP reserves the right in its sole discretion to (1) suspend the offering of shares of any fund, (2) reject purchase orders when in the judgment of management such rejection is in the best interests of TIP, and (3) reduce or waive the minimum for initial investments.

In-Kind Purchases. Fund shares are normally issued for cash only. FAI in its discretion may permit members to purchase shares "in-kind" through a transfer of securities to the fund as payment for the shares. In-kind purchases are accepted only when the securities being acquired:

1. are consistent with the investment objectives and policies of the acquiring fund;
2.   are acquired for investment purposes (not for resale);
3.   are not restricted as to transfer either by law or market liquidity; and
4.   can be readily valued (e.g., are listed on a recognized exchange).

Redemptions. The fund may suspend redemption privileges or postpone the date of payment (1) during any period that TIP is closed, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Potential In-Kind Redemptions. Should conditions exist which make cash payments undesirable, TIP reserves the right to honor any request for fund redemption by making payment in whole or in part in readily marketable securities. Redemptions in-kind will be chosen by TIP and valued in the same manner as they are for purposes of computing the fund's net asset value. If payment is made in securities, a member may incur transaction expenses in converting these securities to cash. TIP has elected, however, to be governed by Rule 18f-1 under the 1940 Act. This obligates TIP to redeem shares, with respect to any one member during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund at the beginning of the period. TIP is permitted to borrow to finance such redemptions without regard to restrictions that might otherwise apply under the 1940 Act.

Exchanges. The fund's shares may be exchanged for shares of any other TIP fund. An exchange is a redemption out of one fund and a purchase into another; thus, the applicable entry and exit fees for purchases and redemptions will apply. Any such exchange will be based on the respective net asset values of the shares involved as of the date of the exchange. Before making an exchange, a member should consider the investment objectives of the fund to be purchased.

Exchange Procedures. Exchange requests may be made either by mail or telephone and should be directed to FAI. Telephone exchanges will be accepted only if the shares to be exchanged are held by the fund for the account of the shareholder and the registrations of the two accounts are identical. Telephone requests for exchanges received prior to 4:00 p.m. Eastern time will be processed as of the close of business on the same day. Requests received after 4:00 p.m. will be processed on the next business day. Telephone exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the board of directors to ensure that such exchanges do not disadvantage TIP and its members.

Tax Treatment of Exchanges. For federal income tax purposes an exchange between funds is a taxable event and, accordingly, a capital gain or loss may be realized. Members should consult their tax advisors for further information in this regard. The exchange privilege may be modified or terminated at any time.


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|10|  May 1, 2003  -  TIP SAI                                             [LOGO]
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  SUPPLEMENTAL DISCUSSION OF INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS
--------------------------------------------------------------------------------

Performance Objectives. The margin by which the fund seeks to outperform its performance benchmark reflects judgments by the trustees of the excess return that a properly diversified, actively managed fund might realistically seek to earn net of the costs that must be incurred to produce this excess return. "Excess return" as used here means the difference between a fund's total return and the total return of its performance benchmark.

Fundamental Investment Restrictions. The fund has adopted certain fundamental investment restrictions, which cannot be changed without the approval of the holders of a majority of the fund's outstanding voting securities. Under these restrictions, the fund may not:

1. Purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies, or its instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. For purposes of this restriction, wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

2. Acquire short positions in the securities of a single issuer (other than the US government, its agencies, and its instrumentalities) whose value (as measured by the amounts needed to close such positions) exceeds 2% of the fund's total assets.

3. Engage in borrowing except as permitted by the 1940 Act and the rules and regulations promulgated under the 1940 Act.

4. Issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

5.   Make loans except that the fund may (a) engage in repurchase agreements,
     (b) lend portfolio securities, (c) purchase debt securities, (d) purchase commercial paper, and (e) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

6. Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the fund may be deemed to be an underwriter under certain federal securities laws.

7. Purchase or sell real estate except that the fund may (a) hold and sell real estate acquired as a result of the fund's ownership of securities or other instruments; (b) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (c) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in transactions in real estate or interests in real estate.

8. Purchase or sell physical commodities except that the fund may (a) hold and sell physical commodities acquired as a result of the fund's ownership of securities or other instruments, and (b) purchase or sell securities or other instruments backed by physical commodities. The fund may also purchase or sell options and futures contracts.

Non-Fundamental Investment Restrictions and Policies. The fund has adopted certain non-fundamental restrictions and policies, which may be changed by the board of directors without member approval.

1. The fund may not purchase securities of another regulated investment company if such purchases cause the percentage of such regulated investment company's outstanding shares owned by the fund to exceed 3%.

2. The fund may invest no more than 15% of the fund's net assets in illiquid securities (typically defined as those which cannot be sold or disposed of in the ordinary course of business within seven days for approximately the amount at which the fund has valued the securities).

3. The following activities will not be considered to be issuing senior securities with respect to the fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract, or swap; (b) collateral arrangements in connection with initial and variation margin; or (c) a pledge, mortgage, or hypothecation of the fund's assets to secure its borrowings.


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[LOGO]                                             TIP SAI  -  May 1, 2003  |11|
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SUPPLEMENTAL DISCUSSION OF INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS
concluded
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7.   The fund currently intends to borrow money only as a temporary measure for extraordinary or emergency purposes (not for leveraging). The fund may also engage in reverse repurchase agreements, dollar roll transactions, and collateralized securities loans that are covered with cash or liquid high-grade securities or other acceptable assets.

Percentage Limitations Applied at Time of Purchase. The above standards and restrictions are determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, assets, or other circumstances will not be considered when determining whether that investment complied with the fund's investment policies and limitations.

--------------------------------------------------------------------------------
                        POLICY IMPLEMENTATION AND RISKS
--------------------------------------------------------------------------------

Fund to Be Substantially Fully Invested. The fund intends to be substantially fully invested according to its investment objective and policies under normal market conditions.

Deployment of Cash Reserves. The fund is authorized to invest its cash reserves (funds awaiting investment in the securities in which it primarily invests) in money market instruments and debt securities that are at least comparable in quality to the fund's permitted investments. In lieu of separate, direct investments in money market instruments, the fund's cash reserves may be invested in other regulated investment companies approved by TIP's board of directors. Alternatively, FAI may exercise investment discretion or select a money manager to exercise investment discretion over the fund's cash reserves.

Temporary Market Exposure. At FAI's discretion, the cash reserves segment of the fund may be used to create temporary fixed income exposure of suitable duration for the fund until those balances are allocated to and invested by the money manager or used for fund transactions. The desired market exposure would be created with long positions in the appropriate number of futures contracts or options on futures contracts within applicable regulatory limits.

Portfolio Turnover. Decisions to buy and sell securities are made by the money managers with respect to the assets assigned to them and by FAI with respect to cash reserves not allocated to money managers or other assets managed by FAI. Each money manager decides to purchase or sell securities independently of other money managers. Generally, the fund will not trade in securities for short-term profits; however, circumstances may warrant that securities be sold without regard to length of time held. It is expected that the annual portfolio turnover rate normally will not exceed 100%.

Primary Risks. High portfolio turnover may result in greater brokerage commissions and other transaction costs, which will be borne by the funds. In addition, high portfolio turnover rates may result in increased short-term capital gains which, when distributed to private foundation members, are treated as ordinary income for excise taxation purposes.

The fund may have two or more money managers. One money manager could be selling a security when another, for the same fund, is purchasing the same security. In addition, when a money manager's services are terminated and those of another are retained, the new money manager may significantly restructure the portfolio. These practices may increase the fund's portfolio turnover rates, realization of gains or losses, and brokerage commissions.

Borrowing. The fund may borrow money temporarily from banks when:

1.   it is advantageous to do so in order to meet redemption requests;
2. the fund fails to receive transmitted funds from a member on a timely basis;
3.   TIP's custodian fails to complete delivery of securities sold; or
4. the fund needs cash to facilitate the settlement of trades made by the fund.

Borrowing creates an opportunity for increased return, but at the same time it creates special risks. The fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could in turn affect the money manager's strategy. Rising interest rates could also reduce the value of the fund's shares by increasing the fund's interest expense.

In addition, the fund may make securities loans or lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions, described below. By engaging in such transactions, the fund may, in effect, borrow money. Securities may be borrowed under repurchase agreements.


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|12|  May 1, 2003  -  TIP SAI                                             [LOGO]
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                   POLICY IMPLEMENTATION AND RISKS continued
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Duration Management. The fund may invest in debt securities of varying durations. Duration is a measure of the expected life of a debt security on a present value basis. It takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled to be received and weights them by the present values of the cash to be received at each future point in time.

The longer the duration of a debt security, the more its price will tend to fall as interest rates in the economy rise and vice versa. For example, in a portfolio with a duration of five years, a 1% increase in interest rates could result in approximately a 5% decrease in market value. Money managers can change the weighted average duration of their holdings as interest rates move by replacing portfolio securities or using derivative securities.

Primary Risks. There is no assurance that deliberate changes in the fund's weighted average duration will enhance its return relative to more static duration policies or portfolio structures. For example, a money manager's decision to increase the duration of the fund could reduce the fund's return if interest rates in the economy rise following the manager's duration-lengthening trades.

Other Hedging Strategies and Tactics. The fund may employ other hedging strategies, such as interest rate, currency, and index swaps, and the purchase or sale of related caps, floors, and collars. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the referenced indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The fund may enter into these transactions primarily:

1. to preserve a return or spread on a particular investment or portion of its portfolio,
2.   to protect against currency fluctuations,
3.   as a duration management technique, or
4. to protect against any increase in the price of securities the fund anticipates purchasing at a later date.

The fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. With respect to swaps, the fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors, and collars require segregation of assets with a value equal to the fund's net obligation, if any.

Depending on their structure, swap agreements may increase or decrease the fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Securities Lending. Through its custodial bank and subject to strict guidelines summarized below, TIP may actively lend the securities held in the fund. The incremental income from such lending activities varies depending on the type of securities the fund lends. These differences stem primarily from the far greater availability of lendable US securities in relation to borrowing demand than exists in non-US markets.

The fund is authorized to lend securities from its investment portfolios, with a value not exceeding 331/3% of its total assets (including collateral received in connection with any loans) provided, however, that it receives collateral in cash, US government securities, or irrevocable bank stand-by letters of credit maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans may be terminated at any time by TIP, and the fund will then receive the loaned securities within five days. During the loan period, the fund receives the income on the loaned securities and a loan fee and may thereby increase its total return. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities as long as such fees are set forth in a written contract and approved by the investment company's board of directors. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting a security on loan, the loan must be called and the securities voted.

The fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio security loan transaction fails financially or breaches its agreement with the fund.

Dollar Roll Transactions. Dollar roll transactions consist of the sale to a counterparty (a bank or broker-dealer) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the


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counterparty Ginnie Mae certificates or other mortgage-backed securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The fund receives a fee from the counterparty as consideration for entering into the commitment to repurchase. Dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the fund agrees to buy a security on a future date. A fund will not use such transactions for leverage purposes and, accordingly, will segregate cash, US government securities, or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions.

Dollar rolls are similar to reverse repurchase agreements (described below) because they involve the sale of a security coupled with an agreement to repurchase. Like borrowings, a dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, it forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the fund, thereby effectively charging the fund interest on its borrowing. Further, although the fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the fund's entry into the dollar roll.

Primary Risks. Dollar rolls involve potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the fund is able to repurchase them. Similarly, the fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since the counterparty is not required to deliver an identical security to the fund, the security that the fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Repurchase and Reverse Repurchase Agreements. In a repurchase agreement, the fund buys securities from a counterparty (e.g., a bank or securities firm) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest.

In a reverse repurchase agreement, the fund sells US government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. TIP will maintain for each fund a segregated custodial account containing cash, US government securities, or other appropriate assets having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, until payment is made. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings.

In addition, repurchase and reverse repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. FAI and the money managers expect that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Primary Risks. If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. To evaluate this risk, FAI has been delegated responsibility by TIP's board of directors for monitoring the creditworthiness of those bank and non-bank dealers with which the fund enters into repurchase agreements. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities. While TIP's management acknowledges these risks, it is expected that they can be mitigated through stringent security selection criteria and careful monitoring procedures.


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|14|  May 1, 2003  -  TIP SAI                                             [LOGO]
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Types of Investments

Debt Securities. The characteristics and primary risks of the debt securities in which the funds typically invest are described below.

Primary Risks of Debt Securities Generally. Debt securities entail interest rate, prepayment, extension, credit, and event risks.

Interest Rate Risk. Interest rate risk is the risk of fluctuations in bond prices due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. For a given change in interest rates, longer maturity bonds fluctuate more in price than shorter maturity bonds. To compensate investors for these larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds, other factors (including credit quality) being equal.

Because the fund's benchmark has intermediate-term average weighted maturities, the fund is subject to moderate to high levels of interest rate risk.

Prepayment Risk. Prepayment risk is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights will be repaid before scheduled maturity, and a fund will be forced to reinvest the unanticipated payments at lower interest rates. Debt obligations that can be prepaid (including most mortgage-backed securities) will not rise as much in market value as other bonds when interest rates fall.

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the fund will suffer from an inability to invest in higher yielding securities.

Credit Risk. Credit risk is the risk that an issuer of securities will be unable to make payments of interest or principal. The credit risk assumed by the fund is a function of the credit quality of its underlying securities.

Bank Obligations. The fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts.

1. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

2. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.

3. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to the stated maturity based upon a specified market rate.

4. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods).

General economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Time deposits that may be held by the fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

Foreign Bank Obligations. Obligations of foreign banks involve somewhat different investment risks than obligations of US banks. Their liquidity could be impaired because of future political and economic developments; they may be less marketable than comparable obligations of US banks; a foreign jurisdiction might impose withholding taxes on interest income payable on these obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations; the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to US banks. Foreign banks generally are not subject to examination by any US government agency or instrumentality. Also, commercial banks located in some foreign countries combine commercial banking and diversified securities activities, thus increasing the risks of their operations.

Corporate Debt Securities. Corporate debt securities of domestic and foreign issuers include corporate bonds, debentures, notes, commercial paper, medium-term notes, variable rate notes, and other similar corporate debt instruments. Securities that are rated at least "BBB" by S&P or "Baa" by Moody's are generally described as investment-grade obligations.


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Index Notes, Currency Exchange-Related Securities, and Similar Securities. The
fund may purchase notes whose principal amount and/or interest payments may vary in response to the change (if any) in specified exchange rates, commodities prices, or stock index levels. Currency-indexed obligations are securities whose purchase price and interest and principal payments are denominated in a foreign currency. The amount of principal payable by the issuer at maturity varies according to the change (if any) in the exchange rate between two specified currencies during the period from the instrument's issuance date to its maturity date. The fund may hedge the currency in which the obligation is denominated (or effect cross-hedges against other currencies) against a decline in the US dollar value of the investment. The fund may also purchase principal exchange rate-linked securities and performance-indexed commercial paper. The fund will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Other Foreign Currency Exchange-Related Securities. Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation, or financial institution of another nation. For example, the fund may invest in a British pound sterling-denominated obligation issued by a US corporation.

Primary Risks. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The fund's decision to invest in any foreign currency exchange-related securities is based on the same general criteria applicable to debt securities, including the fund's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to FAI's or the money manager's analysis of interest rates, issuer risk, and other factors.

Foreign Government and International and Supranational Agency Debt Securities. Obligations of foreign governmental entities include those issued or guaranteed by foreign governmental entities with taxing powers and those issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government or several foreign governments. Examples of international and supranational entities include the International Bank for Reconstruction and Development ("World Bank"), the European Steel and Coal Community, the Asian Development Bank, the European Bank for Reconstruction and Development, and the Inter-American Development Bank. The governmental shareholders usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Loan Participations. A loan participation is an interest in a loan to a US corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the fund derives its rights from the intermediary bank which sold the loan participation. Such loans must be to issuers in whose obligations a fund may invest. Any participation purchased by a fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

Primary Risks. Because the bank issuing a loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for a fund to assert its rights against the underlying corporate borrower through the issuing bank, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the fund could be subject to delays, expenses, and risks which are greater than those which would have been involved if the fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a fund will be treated as illiquid until the board of directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value as determined by procedures approved by the board of directors.

Lower-Rated Debt Securities. The fund may own debt securities of all grades, including both rated and unrated securities, provided however that not more than 10% of the fund may be invested in securities that are rated below investment grade. Money managers will be obligated to liquidate, in a prudent and orderly manner, debt securities whose ratings fall below investment grade if the result of such downgrades is that these limitations are exceeded. "Investment grade" means a rating of:

1.   for securities, "BBB" or better by S&P or "Baa" or better by Moody's;
2.   for bank obligations, "B" or better by Thomson Bankwatch;
3. for commercial paper, "A-1" or better by S&P or "Prime-1" or better by Moody's;


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4.   for foreign bank obligations, similar ratings by IBCA Ltd.; or
5.   if unrated, determined by the money manager to be of comparable quality.

See Appendix B for a description of security ratings.

Primary Risks. Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, may be less liquid than securities in the higher rating categories, and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or a period of rising interest rates, low investment grade issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time, and during periods of economic uncertainty the volatility of high yield securities may adversely affect the fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the fund to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities, and costs. Prices for below investment grade securities may also be affected by legislative and regulatory developments.

Mortgage-Backed Debt Securities. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans (the "Underlying Assets"). The two most common forms are:

1. Mortgage pass-throughs, which represent ownership interests in the Underlying Assets. Principal repayments and interest on the Underlying Assets are distributed monthly to holders.

2. Collateralized mortgage obligations (CMOs), which represent debt obligations secured by the Underlying Assets.

Certain mortgaged-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security) and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Underlying Assets may cause the securities to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes in many different ways. In a relatively common structure, payments of principal (including prepayments) on the Underlying Assets are applied to the classes in the order of their respective stated maturities so that no payment of principal will be made on any class until all other classes having an earlier stated maturity have been paid in full.

Mortgage-backed securities are typically backed by a pool of Underlying Assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on Underlying Assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the Underlying Assets. Liquidity protection refers to the provision of advances, usually by the entity administering the Underlying Assets, to ensure that the receipt of payments on the Underlying Assets occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The fund will not pay any additional fees


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for such credit support, although the existence of credit support may increase the price of a security.

Governmental, government-related, and private entities may create new types of mortgage-backed securities offering asset pass-through and asset-collateralized investments in addition to those described above. As such new types of mortgage-related securities are developed and offered to investors, the fund will, consistent with its investment objectives, policies, and quality standards, consider whether such investments are appropriate.

The duration of a mortgage-backed security, for purposes of the fund's average duration restrictions, is computed based upon the expected average life of that security.

Primary Risks. Prepayments on asset-backed debt securities usually increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, the obligors of the Underlying Assets may default on their payments, creating delays or loss of principal.

Non-Mortgage Asset-Backed Securities. Non-mortgage asset-backed securities are debt securities which represent ownership interests in various forms of consumer credit receivables.

Primary Risks. Non-mortgage asset-backed securities involve certain risks not present in mortgage-backed securities. Most important, these securities do not have the benefit of a security interest in Underlying Assets. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical debt issue, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Some forms of asset-backed securities are relatively new forms of investments. Although the fund will only invest in asset-backed securities believed to be liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.

Municipal Debt Securities. Municipal debt securities may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. "Private activity" bonds, including industrial development revenue bonds, are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are typically considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable, or fixed rates. Floating and variable rate obligations generally entail less interest rate risk than fixed rate obligations. Variable and floating rate obligations usually carry rights that permit a fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit and letters of credit, which will ordinarily be irrevocable, both of which are issued by domestic banks or foreign banks which have a branch, agency, or subsidiary in the United States. When considering whether an obligation meets the fund's quality standards, FAI and the money managers will look at the creditworthiness of the party providing the right to sell as well as the quality of the obligation itself.

The interest on private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax. Fund distributions which are derived from interest on municipal securities are taxable to members in the same manner as distributions derived from interest on taxable debt securities.

Securities Denominated in Multi-National Currency Units or More than One Currency. An illustration of a multinational currency unit is the Euro, whose value is based on a "basket" consisting of specified amounts of European currencies. The specific amounts of currencies comprising the Euro may be adjusted by the Council of Ministers of the


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European Union to reflect changes in relative values of the underlying currencies. FAI and the money managers do not believe that such adjustments will adversely affect holders of Euro-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue Euro-denominated obligations.

US Treasury and US Government Agency Securities. US government securities include instruments issued by the US Treasury, including bills, notes, and bonds. These instruments are direct obligations of the US government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, maturities, and issuance dates. Other US government securities include securities issued by instrumentalities of the US government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. US government agency securities are instruments issued by instrumentalities established or sponsored by the US government, such as Sallie Mae, Fannie Mae, and Freddie Mac. While these securities are issued, in general, under the authority of an act of Congress, the US government is not obligated to provide financial support to the issuing instrumentalities.

Variable Amount Master Demand Notes. Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a fund (as lender) and the borrower. These notes are not transferable, nor are they rated ordinarily by either Moody's or S&P.

Zero Coupon Securities and Custodial Receipts. In addition to securities issued directly by the US Treasury, zero coupon securities include US Treasury bonds or notes whose unmatured interest coupons and receipts for their principal have been separated by their holder, typically a custodian bank or investment brokerage firm. Once "stripped" or separated, the principal and coupons are sold separately. The principal, or "corpus," is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest payments. The coupons may be sold separately or grouped with other coupons with like maturity dates and sold in a bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsels to the underwriters have issued the opinion that, for Federal tax and securities law purposes, purchasers of such certificates will most likely be deemed the beneficial holders of the underlying US Treasury securities.

Recently, the US Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a purchaser's beneficial ownership of zero coupon securities is recorded directly in the book-entry recordkeeping system in lieu of holding certificates or other evidences of ownership of the underlying US Treasury securities.

Inflation-Indexed Securities

Inflation-indexed bonds, such as the US Treasury Department's "Treasury Inflation Protected Securities" ("TIPS"), are linked to the inflation rate in the market of issuance. TIPS were first issued in 1997 and have been issued with maturities of 5, 10, and 30 years. The principal amount (payable at maturity) adjusts upward or downward every six months according to changes in the Consumer Price Index for Urban Consumers. The semi-annual interest payments are calculated as a fixed percentage of the inflation-adjusted principal amount. In addition to the US, other countries such as Australia, Canada, New Zealand, Sweden, and the United Kingdom issue inflation-indexed bonds with features similar or identical to those of TIPS.

Primary Risks. In the event of deflation, the principal value of inflation-indexed bonds will be adjusted downward, and as a result the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of at least the original face amount of principal upon maturity is guaranteed in the case of TIPS, even during


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a period of deflation, but may not be guaranteed by other issuers. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The current market value of the bonds is not guaranteed and will fluctuate.

The TIPS market is smaller than that of US Treasury securities that are not inflation-indexed, and as a result TIPS may be less liquid than other US Treasury securities. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a fund may be forced to liquidate positions when it would not be advantageous to do so. There is no guarantee that the US Treasury will continue to issue TIPS, which may affect the liquidity and price of outstanding issues. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the actual rate of inflation in the price of goods and services.

Derivative Securities

Futures Contracts. The fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed income securities or foreign currencies or based on financial indices including any index of common stocks, US government securities, foreign government securities, or corporate debt securities. The fund may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury bonds, Treasury notes, GNMA-modified pass-through mortgage-backed securities, and three-month US Treasury bills. The fund also may enter into futures contracts based on securities that would be eligible investments for the fund and denominated in currencies other than the US dollar.

US futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Futures contracts may be used as both hedging and income-enhancement strategies. As an example of a hedging transaction, a money manager holding a portfolio of equity securities and anticipating a near-term market decline might sell S&P 500 futures to obtain prompt protection pending an orderly portfolio liquidation. If the decline occurs, gains on the futures contract will offset at least in part the loss on the portfolio; if the money manager is wrong and the market rises, the loss on the futures contract will offset gains on the portfolio.

Although futures contracts by their terms call for actual delivery or acquisition of the underlying asset, in most cases the contractual obligation is fulfilled before the date of the contract by entering into an offsetting futures contract with delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the fund will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on US exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment. It is also possible that initial margin requirements may be increased in the future by regulators. An outstanding futures contract is valued daily, and the payment in cash of "variation margin" will be required, a process known as "marking to the market." Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Primary Risks. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions related to (1) investors' obligations to meet additional variation margin requirements, (2) decisions to make or take delivery rather than to enter into offsetting transactions, and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate, or interest rate trends still may not result in a successful transaction.

If predictions about the general direction of securities market movements, foreign exchange rates, or interest rates are incorrect, the fund's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if the fund had hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the fund would lose part or all of the benefit of the


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increased value of its assets that it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if the fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be at increased prices reflecting the rising market. Consequently, the fund may have to sell assets at a time when it may be disadvantageous to do so.

The fund's ability to establish and close out positions in futures contracts and options on futures contracts depends on the existence of a liquid market. Although the fund typically will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any future date. If it is not possible to effect a closing transaction in a contract at a satisfactory price, the fund would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that the fund has sold and is unable to close out, the fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. This situation could potentially persist for several consecutive trading days.

Risks of Foreign Currency Futures Contracts. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the fund must accept or make delivery of the underlying foreign currency in accordance with any US or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by US residents and may be required to pay any fees, taxes, or charges associated with such delivery which are assessed in the country of the underlying currency.

Options on Futures Contracts. The purchase of a put or call on a futures contract is similar in some respects to the purchase of a put or call on an individual security or currency. Depending on the option's price compared to either the price of the futures contract upon which it is based or the price of the underlying asset, it may or may not be less risky than ownership of the futures contract or the underlying assets. The fund may purchase options on futures contracts for the same purposes as futures contracts themselves, i.e., as a hedging or income-enhancement strategy.

Writing a call option on a futures contract constitutes a partial hedge against declining prices of the underlying asset which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a fund will retain the full amount of the option premium, which provides a partial hedge against any decline in the fund's portfolio holdings.

Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying asset which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the fund intends to purchase. If a put or call option a fund has written is exercised, the fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. CFTC guidelines applicable to the fund require that all of the fund's positions in futures and options on futures constitute bona fide hedging transactions, except that a transaction need not constitute a bona fide hedging transaction and may be entered into for other purposes if, immediately thereafter, the aggregate notional value of non-hedge positions does not exceed the liquidation value of the fund.

Primary Risks. The amount of risk a fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to correlation risk, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve additional liquidity risk. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the


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                   POLICY IMPLEMENTATION AND RISKS continued
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maintenance of a liquid secondary market. Therefore, the fund will not purchase or write options on foreign currency futures contracts unless and until, in FAI's or the money manager's opinion, the market for such options has developed sufficiently that the risks of such options are not greater than the risks of the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential market risk to the fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when a position in options on foreign currency futures contracts would result in a loss whereas a position in the underlying futures contract would not, such as when there is no movement in the price of the underlying currency or futures contract.

Options on Foreign Currencies. The fund may purchase and sell (or write) put and call options on foreign currencies to protect against a decline in the US dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the US dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, to sell at a future date a specified amount of a foreign currency at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

Instead of purchasing a put option when it anticipates a decline in the dollar value of foreign securities due to adverse fluctuations in exchange rates, the fund could write a call option on the relevant currency. If the expected decline occurs, it is likely that the option will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of foreign securities to be acquired, the fund could write a put option on the relevant currency. If exchange rates move as expected, the put will expire unexercised, and the fund will have hedged such increased costs up to the amount of the premium.

Primary Risks. As in the case of other types of options, the benefit to the fund from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require them to forgo a portion or all of the benefits of advantageous changes in such rates.

The writing of a foreign currency option constitutes only a partial hedge up to the amount of the premium and only if exchange rates move in the expected direction. If this movement does not occur, the option may be exercised, and the fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forgo all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities. The fund may purchase and sell both exchange-traded and OTC options. Currently, although many options on equity securities and currencies are exchange-traded, options on debt securities are primarily traded in the over-the-counter market.

Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed. This clearing organization, in effect, guarantees every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty with no clearing organization guarantee. Thus, when the fund purchases OTC options, it relies on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option.

The writer of an exchange-traded option that wishes to terminate its obligation may do so by a "closing purchase transaction," i.e., buying an option of the same series as the option previously written. Options of the same series are options on the same underlying security or currency with the same expiration date and exercise price. Likewise, the holder of an option may liquidate a position by a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. In general, an OTC option may be closed out prior to expiration only by entering into an offsetting transaction with the same dealer.

The fund's transactions in options on securities and securities indices are governed by the rules and regulations of the respective exchanges, boards of trade, or other trading facilities on which the options are traded.

The fund will write only "covered" options. An option is covered if the fund owns an offsetting position in the underlying security or maintains cash, US government securities, or other liquid high-grade securities with a value sufficient at all times to cover its obligations.

Primary Risks. The value of an option reflects, among other things, the current market price of the underlying currency or security, the time remaining until expiration, the


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relationship of the exercise price to the market price, the historical price volatility of the underlying currency or security, and interest rates. Successful use of options depends in part on the ability of FAI or the money manager to forecast future market conditions. Options purchased by the fund that expire unexercised have no value, and therefore a loss will be realized in the amount of the premium paid plus related transaction costs.

The writer of a call option is obligated, upon its exercise, to sell the underlying securities or currency to the purchaser at the exercise price, thus losing the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. The writer of a put option is obligated, upon its exercise, to purchase the underlying securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price. Any losses are partially offset by the premium, which the writer retains regardless of whether the option is exercised.

The fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs. However, commissions and transaction costs of such hedging activities may be less than those associated with purchases and sales of the underlying securities or foreign currencies.

Risks of Exchange-Traded Options. A closing purchase or a closing sale transaction on an exchange-traded option can be made only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by the fund, or trading in such options might be limited or halted by the exchange, thus making it impossible to effect closing transactions in particular options the fund owns. As a result, the fund would have to exercise the options in order to realize any profit. If the fund is unable to effect a closing purchase transaction in a secondary market in an option which the fund has written, it will not be able to sell the underlying security or currency until the option expires or deliver the underlying security or currency upon exercise or otherwise cover its position.

Risks of OTC Options. Exchange-traded options generally have a continuous liquid market, whereas OTC options may not have one. The fund usually will be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes an OTC option, it generally will be able to close it out prior to expiration only by entering into a closing purchase transaction with the same dealer. Although the fund will enter into OTC options only with dealers who agree to enter into and who are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the fund is able to effect a closing purchase transaction in a covered OTC call option the fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. The inability to enter into a closing purchase transaction may result in material losses to the fund, for example, by limiting its ability to sell the underlying security while the option is outstanding. This may impair the fund's ability to sell a portfolio security at a time when such a sale might be advantageous. In addition, if the counterparty becomes insolvent, the fund may be unable to liquidate an OTC option. Failure by the dealer to take delivery of the underlying securities would result in the loss of the premium paid by the fund as well as the loss of the expected benefit of the transaction. The funds will only purchase options from dealers determined to be creditworthy.

Risks of Foreign Currency Options. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the US options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets which cannot be reflected in the options markets until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Investors may be at a disadvantage by having to deal in an odd lot market (usually consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Interest Rate and Currency Swaps. An interest rate swap is an agreement to exchange the interest generated by a fixed income instrument held by the fund for the interest generated by a fixed income instrument held by a counterparty, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. The value of the positions underlying such transactions may not represent more than 15% of the fund's assets. The fund will maintain a segregated account in the amount of the accrued excess, if any, of its obligations over its entitlements with respect to each swap.


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Primary Risks. Swaps are available only from a limited number of counterparties and involve counterparty credit risk.

When-Issued and Forward Commitment Securities. The fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. In such transactions, instruments are bought with payment and delivery taking place in the future but no later than 120 days after the trade date. No income accrues prior to delivery. At the time the fund enters into such a transaction, it must establish a segregated account consisting of acceptable assets equal to the value of the when-issued or forward commitment securities. When a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure.

Primary Risks. The value of the security on the delivery date may be less than its purchase price, representing a loss for the fund. These transactions also involve counterparty risk. If the other party fails to perform or becomes insolvent, any accrued profits may not be available to the fund.

Other Instruments

Convertible Securities. A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price into a certain quantity of the common stock of the same or a different issuer. Through their conversion feature, these securities provide an opportunity to participate in advances in the price of the common stock into which the security may be converted.

Primary Risks. A convertible security entails market risk in that its market value depends in part on the price of the underlying common stock. Convertible securities also entail greater credit risk than the issuer's non-convertible senior debt securities to which they are usually subordinated.

Illiquid and Restricted Securities. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the fund within seven days of the date of the decision to sell them. They may include:

1.   OTC options;
2. repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days;
3.   loan participations;
4. securities without readily available market quotations, including interests in private commingled investment vehicles in which a fund might invest; and
5.   certain restricted securities.

Primary Risks. Due to the absence of an organized market for such securities, the market value of illiquid securities used in calculating fund net asset values for purchases and redemptions can diverge substantially from their true value. Illiquid securities are generally subject to legal or contractual restrictions on resale, and their forced liquidation to meet redemption requests could produce large losses.

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the fund's investment policy states that typically it will not purchase or sell OTC options if, as a result of such transaction, the sum of (1) the market value of OTC options currently outstanding held by the fund, (2) the market value of the underlying securities covered by OTC call options currently outstanding sold by the fund, and (3) margin deposits on the fund's existing OTC options on futures contracts exceeds 15% of the net assets of the fund, taken at market value, together with all other assets of the fund that are illiquid or are not otherwise readily marketable.

This policy as to OTC options is not a fundamental policy of the fund and may be amended by the directors of TIP without the approval of TIP's or the fund's members. However, TIP will not change or modify this policy prior to a change or modification by the SEC staff of its position.

Securities Denominated in Multi-National Currency Units or More than One Currency. The fund may invest in securities denominated in a multi-national currency unit, such as the Euro. The fund may also invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation, or financial institution of another nation.

Commingled Investment Vehicles. The funds may, subject to limitations, invest a portion of their assets in securities issued by other commingled investment vehicles whose expected returns are, in the judgment of FAI's directors, superior to those of money managers that the funds might employ directly.

Other Registered Investment Companies. The fund may invest in the shares of another registered investment company. The funds will make such purchases in the open market and only when no commission or profit beyond the customary broker's commission results. As a shareholder in a registered investment company, the fund will bear its


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                   POLICY IMPLEMENTATION AND RISKS concluded
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ratable share of that investment company's expenses, including its advisory and administration fees. The fund will not purchase shares of open-end companies without having any duplicative management fees waived.

Closed End Investment Companies. Investments in closed end funds may involve the payment of premiums above the net asset value of the issuers' portfolio securities. These are subject to limitations under the 1940 Act and are constrained by market availability (e.g., these investment companies are often "closed end" companies that do not offer to redeem their shares directly). The fund does not intend to invest in such investment companies unless, in FAI's judgment, the potential benefits of such investments justify the payment of any applicable premium or sales charge.

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                    BROKERAGE DIRECTION AND OTHER PRACTICES
--------------------------------------------------------------------------------

The debt securities in which TIP invests are traded primarily in the over-the-counter market by dealers who usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The cost of securities purchased from underwriters includes an underwriting commission or concession. Debt securities are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing transactions consists primarily of dealer spreads. In the markets in which the fund buys and sells its assets, depending upon the size of the transactions it executes, the spread between a security's bid and ask price is typically below 1/32 of 1% of the value of the transaction and often is much less. The spread is not included in the expenses of the fund and therefore is not subject to the expense cap; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of the transaction, will decrease the total return of the fund. However, the fund will buy one asset and sell another only if FAI or the money managers believe it is advantageous to do so after considering the effects of the additional custodial charges and the spread on the fund's total return.

Since costs associated with transactions in foreign securities are usually higher than costs associated with transactions in domestic securities, the fund's operating expense ratios can be expected to be higher than those of an investment company investing exclusively in domestic securities.

The selection of a broker or dealer to execute portfolio transactions is usually made by a money manager. In executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the fund, subject to specific directions from TIP or FAI. Securities ordinarily are purchased in their primary markets, and a money manager will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including:

1.   the breadth of the market in the security,
2.   the price of the security,
3. the financial condition and execution capability of the broker or dealer, and
4. the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers or dealers and seeking the best overall terms available, FAI and the money managers are authorized to consider the "brokerage and research services," as defined in Section 28(e) of the Securities Exchange Act of 1934, provided to the fund, to FAI, or to the money manager. FAI and the money managers are authorized to cause the fund to pay a commission to a broker or dealer who provides such brokerage and research services which is in excess of the commission another broker or dealer would have charged for effecting the transaction. TIP, FAI, or the money manager, as appropriate, must determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided. Reasonableness will be viewed in terms of that particular transaction or in terms of all the accounts over which FAI or the money manager exercises investment discretion.


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                               TAX CONSIDERATIONS
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The following summary of tax consequences does not purport to be complete. It is based on US federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company. The fund intends to qualify annually and elect to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, the fund must, among other things:

1. derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");

2. diversify its holdings so that at the end of each quarter of the fund's taxable year:
     (a) at least 50% of the market value of the fund's assets is represented by cash and cash items (including receivables), US government securities, securities of other RICs, and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and
     (b) not more than 25% of the value of the fund's total assets is invested in the securities of any one issuer (other than US government securities or the securities of other RICs); and

3. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any.

The US Treasury Department has authority to promulgate regulations pursuant to which gains from foreign currency (and options, futures, and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

If, for any taxable year, the fund does not qualify as a RIC, all of its taxable income will be taxed to the fund at corporate rates. For each taxable year that the fund qualifies as a RIC, it generally will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its members. In addition, to avoid a non-deductible 4% federal excise tax, the fund must distribute during each calendar year at least 98% of its ordinary income (not taking into account any capital gains or losses) determined on a calendar year basis, at least 98% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years. The fund intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional shares of the fund unless a member requests such distributions to be paid in cash. The fund will monitor its compliance with all of the rules set forth above.

Tax Treatment of Distributions. Dividends paid out of the fund's investment company taxable income will be taxable to the fund's members as ordinary income. If a portion of the fund's income consists of dividends paid by US corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction (assuming that the deduction is otherwise allowable in computing a member's federal income tax liability). Distributions of any net capital gains designated by the fund as capital gain dividends will be taxable to the members as long-term capital gains, regardless of how long they have held their fund shares, and are not eligible for the corporate dividends-received deduction. Members receiving distributions in the form of additional shares, rather than cash, will have a cash basis in each such share equal to the net asset value of a share of the fund on the reinvestment date. A distribution of an amount in excess of the fund's current and accumulated earnings and profits will be treated by a member as a return of capital which is applied against and reduces the member's basis in its fund shares. To the extent that the amount of any such distribution exceeds the member's basis in its fund shares, the excess will be treated as gain from a sale or exchange of the shares. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a fund in October, November, or December with a record date in such a month and paid by the fund during January of the following calendar year. Such distributions will be taxable to members in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. The fund will inform members of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Tax Treatment of Share Sales. Upon the sale or other disposition of shares of the fund or upon receipt of a distribution in complete liquidation of the fund, a member usually will realize a capital gain or loss which will be long term or short term, depending upon the member's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed


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|26|  May 1, 2003  -  TIP SAI                                             [LOGO]
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                          TAX CONSIDERATIONS continued
--------------------------------------------------------------------------------

of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the member on a disposition of fund shares held by the member for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the member with respect to such shares.

Tax Treatment of Zero Coupon Securities. Investments by the fund in zero coupon securities will result in income to the fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held. This is the case even though the fund receives no cash interest payments. This income is included in determining the amount of income which the fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Tax Treatment of Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234.

Option Sales. The premium received by the fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is a short-term capital gain to the fund. If the fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is a short-term capital gain or loss. If a call option written by the fund is exercised, thereby requiring the fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security, and any resulting gain or loss will be a capital gain or loss and will be long term or short term depending upon the holding period of the security.

Option Purchases. With respect to a put or call option purchased by the fund, if the option is sold, any resulting gain or loss will be a capital gain or loss and will be long term or short term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long term or short term, depending upon the holding period of the option. If the option is exercised, the premium, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which the fund may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are usually treated as 60% long-term and 40% short-term capital gains or losses ("60/40 treatment") regardless of the fund's actual holding period for the contract. Also, a section 1256 contract held by the fund at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), and any deemed gain or loss on the contract is subject to 60/ 40 treatment. Foreign currency gains or losses (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

The fund's hedging transactions may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the fund. In addition, losses realized by the fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the tax year in which such losses are realized. Further, the fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. Because only a few regulations pertaining to the straddle rules have been implemented, the tax consequences to the fund for engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the fund which is taxed as ordinary income when distributed to members.

The fund may make one or more of the elections available under the Code that are applicable to straddles. If the fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under some of the elections may accelerate the recognition of gains or losses from the affected straddle positions. As a result, the amount of fund income distributed to members and taxed to them as ordinary income or long-term capital gains may be greater or lesser as compared to the amount distributed by the fund that did not engage in such hedging transactions.

Tax Treatment of Short Sales. The fund will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain regardless of the period for which the fund held the security used to close the short sale.

Constructive Sales. Under certain circumstances, the fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract, or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the fund would be


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[LOGO]                                             TIP SAI  -  May 1, 2003  |27|
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                          TAX CONSIDERATIONS continued
--------------------------------------------------------------------------------

treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year if certain conditions are met.

Tax Treatment of Partnership Investments. The current position of the Internal Revenue Service generally is to treat a RIC, i.e., the fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner in applying the Qualifying Income Requirement and the asset diversification requirements set forth above for RICs. These requirements may limit the extent to which the funds may invest in partnerships, especially in the case of partnerships which do not primarily invest in a diversified portfolio of stocks and securities.

Tax Treatment of Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or payables denominated in a foreign currency and the time the fund actually collects such receivables or pays such payables typically are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies (PFIC). If the fund invests in stock of certain foreign investment companies, the fund may be subject to US federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the fund's holding period for the stock. The distribution or gain so allocated to any tax year of the fund, other than the tax year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the tax year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its members.

In lieu of being taxable in the manner described above, each fund may be able to make an election to include annually in income its pro rata share of the ordinary earnings and net capital gain of any foreign investment company in which it invests, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the fund's investment company taxable income and net capital gain which, to the extent distributed by the fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the fund. In order to make this election, a fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, a fund may be able to elect to mark to market the fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Foreign Withholding Taxes. Fund income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a fund's total assets at the close of its tax year consists of securities of foreign corporations, the fund will be eligible and may elect to "pass through" to the fund's members the amount of foreign taxes paid by the fund. Pursuant to this election, a member will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the fund and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its US federal income tax liability, subject to limitations. Each member will be notified within 60 days after the close of the fund's tax year whether the foreign taxes paid by the fund will "pass through" for that year. With the possible exceptions of the Multi-Asset and International Equity Funds, it is not anticipated that the funds will be eligible to make this "pass-through" election. If a fund is not eligible to make the election to "pass through" to its members its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income, and distributions by the fund will be treated as US source income.


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|28|  May 1, 2003  -  TIP SAI                                             [LOGO]

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                          TAX CONSIDERATIONS concluded
--------------------------------------------------------------------------------

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the member's US tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the fund's income flows through to its members. With respect to the funds, gains from the sale of securities will be treated as derived from US sources, and certain currency fluctuation gains (including fluctuation gains from foreign currency-denominated debt securities, receivables, and payables) will be treated as ordinary income derived from US sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the funds. Members who are not liable for federal income taxes other than the excise tax applicable to the net investment income of private foundations will not be affected by any such "pass through" of foreign tax credits.

Debt-Financed Shares. If a member that is exempt from federal income taxation under Code section 501(a) incurs indebtedness in connection with, or as a result of, its acquisition of fund shares, the shares may be treated as "debt-financed property" under the Code. In such event, part of all of any income or gain derived from the member's investment in those shares could constitute "unrelated business taxable income." Unrelated business taxable income in excess of $1000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T.

Backup Withholding. The fund may be required to withhold US federal income tax at the rate of 31% of all amounts distributed or deemed to be distributed as a result of the automatic reinvestment by the fund of its income and gains in additional shares of the fund, and all redemption payments made to members who:

1. fail to provide the fund with their correct taxpayer identification numbers,
2.   fail to make required certifications, or
3. who have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a member's US federal income tax liability. Corporate members and certain other members [including organizations exempt from federal income taxation under Code section 501(a)] are exempt from such backup withholding.

Other Tax Considerations. The fund may be subject to state, local, or foreign taxes in any jurisdiction in which the fund may be deemed to be doing business. In addition, members of a fund may be subject to state, local, or foreign taxes on distributions from the fund. In many states, fund distributions which are derived from interest on certain US government obligations may be exempt from taxation. Members should consult their own tax advisors concerning the particular tax consequences to them of an investment in the fund.

--------------------------------------------------------------------------------
                               MEMBER INFORMATION
--------------------------------------------------------------------------------

Member Account Records. Investors Bank & Trust Company ("Investors Bank"), TIP's Transfer Agent, maintains an account for each member upon which the registration and transfer of shares are recorded. Any transfers are reflected by bookkeeping entry, without physical delivery. Certificates representing shares of the fund normally will not be issued to members. Written confirmations of purchases or redemptions are mailed to each member. Members also receive via mail monthly account statements, which reflect shares purchased as a result of a reinvestment of fund distributions.

Requests That Must Be in Writing. TIP will require that a member provide requests in writing accompanied by a valid signature guarantee when changing certain information in an account, including wiring instructions. TIP, FAI, Investors Capital, and Investors Bank will not be responsible for confirming the validity of written or telephonic requests.

Initial Investment. Organizations seeking to invest through TIP are asked to complete an account application. The completed application is submitted to FAI for review (so that FAI may verify the organization's eligibility for membership). FAI will contact the organization immediately if there is a question about eligibility, if the application is incomplete, or if for any other reason the account cannot be established by the initial investment date specified by the organization on the application. Funds should be wired by the organization and received by Investors Bank on the specified initial investment date. Detailed wiring instructions are provided on the account application.

Subsequent Investments. In many cases, organizations may make additional purchases in existing accounts or increase the number of funds in which they invest by contacting FAI by phone. To ensure that the transaction can occur on the date preferred by the organization, FAI should be provided with as much advance notice as possible. Under certain circumstances, FAI may ask a member organization to verify or supplement the information in the account application that is on file.


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[LOGO]                                             TIP SAI  -  May 1, 2003  |29|

--------------------------------------------------------------------------------
                        CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

Member Voting Rights and Procedures. Each member has one vote in director elections and on other matters submitted to members for their vote for each dollar of net asset value held by the member. Matters to be acted upon affecting the fund, including approval of the advisory and manager agreements with FAI and the money managers, respectively, and the submission of changes of fundamental investment policies of the fund, will require the affirmative vote of a majority of the members of the fund. The election of TIP's board of directors and the approval of TIP's independent public accountants are voted upon by members on a TIP-wide basis. TIP is not required to hold annual member meetings. Member approval will be sought only for certain changes in TIP's or the fund's operation and for the election of directors under certain circumstances. Members may remove directors at a special meeting. A special meeting of TIP shall be called by the directors upon written request of members owning at least 10% of TIP's outstanding shares.

Financial Reports. Members receive semi-annual unaudited financial statements and annual audited financial statements. Members may also receive additional reports concerning the fund or its money managers from FAI.

Yield. The fund's yield quotation is based on all investment income (including dividends and interest) per share during a particular 30-day (or one-month) period less expenses accrued during the period ("net investment income"). It is computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula prescribed by the SEC:

YIELD  =  2 [(a - b) + 1](6) - 1
          ---------------
                cd

Where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares of a fund outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Total Return. Quotations of average annual total return are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5, and 10 years, or the life of the fund, calculated pursuant to the following formula as prescribed by the SEC:

P(1 + T)(n) = ERV

Where:
P       = a hypothetical initial payment of $1,000;
T       = the average annual total return;
n       = the number of years; and
ERV     = the redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

Quotations of average annual total return (after taxes on distributions) are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5, and 10 years, or the life of the fund, calculated pursuant to the following formula as prescribed by the SEC:

P(1+T)(n) = ATV(D)

Where:
P       = a hypothetical initial payment of $1,000;
T       = the average annual total return (after taxes on distributions);
n       = the number of years; and
ATV(D) = the redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period, after taxes on distributions but before taxes on redemptions.

All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.

Quotations of average annual total return (after taxes on distributions and redemption) are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5, and 10 years, or the life of the fund, calculated pursuant to the following formula as prescribed by the SEC:

P(1+T)(n) = ATV(DR)

Where:
P       = a hypothetical initial payment of $1,000;
T       = the average annual total return (after taxes on distributions and redemption);
n       = the number of years; and
ATV(DR) = the redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period, after taxes on distributions and redemption.

All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.

Market and Manager Comparisons. TIP may also from time to time compare the fund's returns and expense ratios to relevant market indices and manager or mutual fund averages, such as those reported by Morningstar, Lipper Analytical Services, Valueline, or other similar services.


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|30|  May 1, 2003  -  TIP SAI                                             [LOGO]

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                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Business Days. Currently, there are 11 holidays during the year which are not Business Days: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans' Day, Thanksgiving, and Christmas. TIP will not accept purchase or redemption orders on these holidays.

NAV. The net asset value per share is determined by adding the market values of all the assets of the fund, subtracting all of the fund's liabilities, dividing by the number of shares outstanding, and adjusting to the nearest cent. The net asset value is calculated by TIP's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day.

Calculating an Individual Security's Value. Securities listed on a US securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time at which such securities are valued. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into US dollars at the mean price of such currencies against US dollars as provided by an independent pricing supplier. All fund securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price. Deposits and repurchase agreements are valued at their cost plus accrued interest unless FAI or the money manager whose segment of a fund owns them determines in good faith, under procedures established by and under the general supervision of TIP's board of directors, that such value does not approximate the fair value of such assets. Positions (e.g., futures and options) listed or traded on an exchange are valued at their last sale price on that exchange or, if there were no sales that day for a particular position, at the closing bid price. Unlisted securities and listed US securities not traded on the valuation date for which market quotations are readily available are valued not exceeding the ask prices nor less than the bid prices. The value of other assets is determined in good faith by FAI (or the money manager whose segment of the fund owns them) at fair value under procedures established by and under the general supervision of TIP's board of directors.

--------------------------------------------------------------------------------
                          ADDITIONAL SERVICE PROVIDERS
--------------------------------------------------------------------------------

Service Provider Selection Criteria. TIP and FAI rely heavily on outside service providers to perform most functions their directors deem may be delegated. TIP's fund administrator, custodian, transfer agent, independent accountant, and legal counsel were selected based on the following criteria:

1.   corporate goals and cultures that are consistent with TIP's mission;
2. qualified, well-trained, motivated personnel at all levels of the organization;
3. a demonstrated commitment to providing high quality services at competitive prices; and
4. a demonstrated mastery of the regulatory environment in which they and their clients operate.

Custodian, Fund Accounting Agent, Transfer Agent, Registrar, and Distribution Disbursing Agent. Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, serves as the custodian of the fund's assets as well as its accounting agent, transfer agent, registrar, and dividend disbursing agent. As custodian, Investors Bank may employ sub-custodians outside the United States.

Legal Counsel. Dechert, 1775 Eye Street NW, Washington, DC 20006-2401, is TIP's legal counsel, for which it is compensated directly by TIP.

Independent Accountants. PricewaterhouseCoopers, LLC serves as TIP's independent accountants.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Because the fund commenced operations in 2003, no financial statements are presented.


--------------------------------------------------------------------------------
[LOGO]                                             TIP SAI  -  May 1, 2003  |31|

--------------------------------------------------------------------------------
                      APPENDIX A -- DESCRIPTION OF INDICES
--------------------------------------------------------------------------------

Overview. The Salomon Smith Barney 10-year Treasury Index will be used to gauge the performance of the fund and money manager, with the money manager's fees tied directly to the money manager's returns relative to the returns produced by the index. Salomon Smith Barney 10-year US Treasury Index.

This index measures the total return for the current 10-year on-the-run Treasuries. The index is reconstituted monthly and includes Treasuries that have been in existence the entire month. As of December 31, 2002, the modified duration of the index was 8.0 years.

--------------------------------------------------------------------------------
                   APPENDIX B -- QUALITY RATING DESCRIPTIONS
--------------------------------------------------------------------------------

Standard & Poors Corporation

AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Municipal notes issued since July 29, 1984, are designated "SP-1," "SP-2," or "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A plus sign is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poors Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2. The capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, foreseeable changes are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or because fluctuations of protective elements may be of greater amplitude, or because there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds rated A possess many favorable investment attributes and may be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.


--------------------------------------------------------------------------------
|32|  May 1, 2003  -  TIP SAI                                             [LOGO]

--------------------------------------------------------------------------------
              APPENDIX B -- QUALITY RATING DESCRIPTIONS concluded
--------------------------------------------------------------------------------

B and Lower. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through C in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state, municipal, and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of great importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this designation are of the best quality, enjoying strong protection, whether from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

Fitch IBCA/Duff & Phelps/Thomson Bankwatch

Fitch's long-term ratings are designed to assess a bank's exposure to, appetite for, and management of risk, and thus represent Fitch's view on the likelihood that a bank would run into significant difficulties such that it would require financial support.

A. A very strong bank. Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment, or prospects.

B. A strong bank. There are no major concerns regarding the bank.
Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment, or prospects.

C. An adequate bank which, however, possesses one or more troublesome aspects. There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment, or prospects.

D. A bank which has weaknesses of internal and/or external origin. There are concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment, or prospects.

E. A bank with very serious problems which either requires or is likely to require external support.

In addition, Fitch uses gradations among these five ratings, i.e., A/B, B/C, C/D, and D/E.

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1. Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3. Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.


--------------------------------------------------------------------------------
[LOGO]                                             TIP SAI  -  May 1, 2003  |33|

--------------------------------------------------------------------------------
                    APPENDIX C -- SERVICE PROVIDER PROFILES
--------------------------------------------------------------------------------

INVESTORS CAPITAL SERVICES, INC.
Fund Administrator for the TIFF Investment Program, Inc.

Organization

33 Maiden Lane, 4th Floor
New York, NY 10038
phone: 212-931-9799
fax: 646-825-6601

Mutual Fund Administrator
Founded in 1992

Clients Served

Fischer Francis Trees & Watts, Inc.
TIFF Investment Program, Inc.
   Sponsored by Foundation Advisers, Inc.

Key Personnel

William E. Vastardis, Managing Director
BS, Villanova University
previous experience: Vice President and head of Private Label Administration Group, The Vanguard Group

Bernadette O'Neil, Director
BA, University of Pennsylvania
MBA, Columbia University
previous experience: Morgan Stanley Capital International

Description of Services

Investors Capital Services, Inc. ("InvestorsCapital"), formerly AMT Capital Services, Inc. prior to its acquisition by Investors Financial Services, Inc. in May 1998, is a leading mutual fund administration company which provides third-party fund administration services to a select group of institutional investment management firms. Investors Capital and Investors Bank & Trust Company, TIP's custodian, transfer agent, and fund accounting agent, are affiliates of each other in that they are both owned by Investors Financial Services, Inc.

As fund administrator, Investors Capital is responsible for supervising all elements of the day-to-day operations of TIP, including oversight of TIP's other service providers with the exception of TIP's investment advisor and money managers. Investors Capital seeks to lower TIP's administrative cost structure through its application of technology, experience in managing complex operations in the mutual fund industry, and economies of scale of working with more than one fund group.

Investors Capital currently has approximately $5.4 billion in assets under administration in mutual funds, limited partnerships, and offshore funds.


--------------------------------------------------------------------------------
|34|  May 1, 2003  -  TIP SAI                                             [LOGO]

--------------------------------------------------------------------------------
               APPENDIX C -- SERVICE PROVIDER PROFILES continued
--------------------------------------------------------------------------------

INVESTORS BANK & TRUST COMPANY
Custodian and Transfer Agent for the TIFF Investment Program, Inc.

Organization

200 Clarendon Street
Boston, MA  02116
phone: 617-937-6700
fax: 617-937-6033

Providing securities processing services since 1969. Additional offices in Dublin, Sacramento, Toronto, and the Cayman Islands.

Services

Global and Domestic Custody               Master Trust Accounting
Multi-Currency Fund Acctg                 Securities Lending
Fund Administration                       Foreign Exchange
Transfer Agency                           Cash Management
Trade Operations Mgmt                     Transition Management
Outsourcing                               Benefit Payment Services
Investment Advisor Custody Services       Performance Measurement
Trustee Services                          Strategic Consulting and
                                            Product Development

Dimensions

$785 billion in Custody Assets
2700 Daily Priced Funds
6005 Global Funds Global Network in 99 Countries
2600 Employees

Custodial or Transfer Agency Clients

AEGON / Transamerica                      Grantham, Mayo, Van Otterloo
Alliance Capital Management                 & Co., Inc.
Allmerica Financial                       HSBC Republic
Allstate Life                             ICMA Retirement Corporation
Atlas Funds                               ING / Aetna Financial Services
AXA Investment Managers                   Investec Asset Management
Bailard, Biehl & Kaiser                   John Hancock Life Insurance Co.
Barclays Global Investors                 J.P. Morgan Chase
Boston Advisors (MONY)                    Julius Baer
Brades Investment Partners                Lazard Asset Management
CDC Nvest                                 MassMutual Financial Group
Citigroup                                 Merrill Lynch
CitiStreet Funds                          Oakmark Funds
Commonfund                                PIMCO
Credit Agricole Asset Management          RS Investments
David L. Babson & Co., Inc.               Pioneer / Unicredito
Deutsche Bank                             Standard Life
Diversified Investment Advsiors (AEGON)   Standish Mellon Asset Management
Eaton Vance Corp.                         State Farm Investment Management
E*Trade                                   The Investment Fund for Foundations
Fiduciary / Franklin Templeton            TT International
  Investments                             Trust Company of the West
Fisher Francis Trees & Watts, Inc.        UBS PaineWebber
Glenmede Trust Company                    William Blair & Co.
Goldman Sachs Asset Management

Service Approach

Investors Bank focuses its resources on developing the people, systems, and technology to support the ever-changing financial services industry. The bank is committed to tailored, responsive service built on a conscious strategy of employing professional personnel at all levels and supporting them with extensive training and sophisticated technology. The bank's structure is designed to facilitate quick, accurate responses by expert professionals who are dedicated to individual clients.

In order to provide clients with the best service at a competitive price, Investors Bank relies on fully integrated, state-of-the-art systems. For example, the high level of automation with the Investors Bank Fund Accounting and Custody Tracking System (FACTS) has elevated the typical fund accountant's role away from mundane tasks like data entry to more analytical and control-oriented tasks. The benefits to clients are increased control, improved accuracy, and ultimately superior service.

Investors Bank's client base is global in scope and includes some of the most recognized institutions in the business. Responsiveness and attention to detail are the foundation for the long-term partnerships between the bank and its clients.

The transfer agency operations of Investors Bank focus on the institutional investor. Highly trained shareholder servicing personnel are dedicated to each client and become intimately familiar with that client's products. The result is a satisfied investor whose inquiries are addressed by a shareholder representative who knows both the investor's account history and the product options available.

Key Personnel

Kevin Sheehan, Chairman & CEO
BA, University of Massachusetts
previous experience: Senior Vice President, Bank of New England

Michael Rogers, President
MBA, College of William and Mary
BA, Boston College
previous experience: Manager, Bank of New England

Robert Mancuso, Senior VP, Marketing / Client Management
MBA, Boston College
BA, Finance, Boston College


--------------------------------------------------------------------------------
[LOGO]                                             TIP SAI  -  May 1, 2003  |35|

--------------------------------------------------------------------------------
               APPENDIX C -- SERVICE PROVIDER PROFILES concluded
--------------------------------------------------------------------------------

QUASAR DISTRIBUTORS, LLC
Fund Distributor for the TIFF Investment Program, Inc.

Organization

615 East Michigan Street
Milwaukee, WI 53202
phone: 414-287-3994
fax: 414-212-7005

Fund Distributor
Founded in 2000

A subsidiary of Firstar/U.S. Bancorp Mutual Fund Services
Founded in 2000

Description of Services

Quasar exclusively distributes mutual fund products and is a NASD Member Broker/Dealer regisetered in 50 states. Quasar reviews, negotiates, and executes selling and servicing agreements with external distribution channels and provides consulting and guidance for licensing registration of staff of mutual fund clients. Quasar also provides principal review and filing of all sales literature and advertising materials with the NASD, representing the client in all interactions with the NASD. Quasar's promotional services include target marketing, distribution channel analysis, consulting, advertising coordination, sales reporting, and web site management and design.

Key Personnel

Jim Schoenike, President
Teresa Cowen, Vice President

Clients Served

Cullen Funds Trust                        Advisor Series Trust
Country Mutual Funds Trust                Brandes Investment Trust
The Hennesy Mutual Funds, Inc.            Brandes Institutional Intl Equity Fund
The Hennessy Funds, Inc.                  Builders Fixed Income Fund, Inc.
Kit Cole Investment Trust                 Dessauer Fund Group
Everest Funds                             The Dessauer Global Equity Fund
Brandywine Advisors Fund                  Investec Funds
Light Revolution Fund, Inc.               PIC Investment Trust Funds
The Jensen Portfolio                      Purisma Funds
First American Insurance                  Rainier Funds
  Portfolios, Inc.                        TT International
The Lindner Funds                         Seix Funds, Inc.
AHA Investment Funds                      TIFF Investment Program, Inc.
Wexford Trust                             FFTW Funds, Inc.
The Muhlenkamp Fund                       Harding, Loevner Funds, Inc.
Mutuals.com                               Monetta Fund, Inc.
The Generation Wave Funds                 Monetta Trust
VICE Fund                                 Kenwood Funds
First American Funds, Inc.                Thompson Plumb Funds, Inc.
First American Investment Funds, Inc.     Alpha Analytics Investment Trust
First American Strategy Funds, Inc.       Alternative Investment Advisors
Zodiac Trust                              Alpha Strategies 1 Fund
Conning Money Market Portfolio            Blue & White Fund
CCMA Select Investment Trust              Al Frank Fund
CCM Advisors Funds                        Dow Jones Islamic Index
DAL Investment Company                    Optimum Q Funds (MDT Advisers, Inc.)
Fort Pitt Capital Funds                   Matrix Asset Advsior Value Fund, Inc.
MW Capital Management Funds               Stancell Social Fund
Quintara Funds                            Brazos Mutual Funds
Jacob Internet Fund                       Prudent Bear Mutual Funds
The Teberg Fund                           Hollencrest (AST)
Alpine Series Trust                       Gintel Fund
Alpine Equity Trust
LKCM Funds


             [LOGO] THE INVESTMENT FUND FOR FOUNDATIONS
                    Enhancing the investment returns of non-profit organizations

                    590 Peter Jefferson Parkway, Suite 250
                    Charlottesville, Virginia  22911
                    Phone:                                          434-817-8200
                    Fax:                                            434-817-8231
                    Website:                                        www.tiff.org

                    Electronic mail inquiries:
                    Services offered by TIFF:                      info@tiff.org
                    Member-specific account  data:       memberservices@tiff.org
                    Manager selection procedures:              managers@tiff.org

                    For further information about any of TIFF's services, please contact TIFF at the address or phone number listed above. The funds are distributed by Quasar Distributors, LLC.


--------------------------------------------------------------------------------
|36|  May 1, 2003  -  TIP SAI                                             [LOGO]

Part C    OTHER INFORMATION

Item 23.                            Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

               (a) Articles of Incorporation, dated December 24, 1993. (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A).

               (b) By-laws. (previously filed as Exhibit No. (2) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A).

               (b1)   Amended and Restated By-laws (previously filed as Exhibit
                      (b1) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A).

               (c)    Not Applicable.

               (d1) Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF U.S. Equity Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5a) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d2) Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF International Equity Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5b) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d3) Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF Emerging Markets Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5c) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d4) Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF Bond Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5d) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d5) Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF Short-Term Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5e) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d6) Money Manager Agreement, dated April 8, 1994, between the Registrant (TIFF Bond Fund) and Atlantic Asset Management Partners, Inc. (previously filed as Exhibit No. (5g) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d7) Money Manager Agreement, dated April 18, 1994, between the Registrant (TIFF International Equity Fund) and Delaware International Advisers, Ltd. (previously filed as Exhibit No. (5k) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d8) Money Manager Agreement, dated May 16, 1994, between the Registrant (TIFF Bond Fund) and Fischer Francis Trees & Watts, Inc. (previously filed as Exhibit No. (5o) to Post-Effective Amendment No.1 to Registrant's Registration Statement on N-1A).

               (d9) Money Manager Agreement, dated May 16, 1994, between the Registrant (TIFF Short-Term Fund) and Fischer Francis Trees & Watts, Inc. (previously filed as Exhibit No. (5p) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on N-1A).

               (d10) Money Manager Agreement, dated April 18, 1994, between the Registrant (TIFF International Equity Fund) and Harding, Loevner Management, L.P. (previously filed as Exhibit No.
                      (5r) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d11) Money Manager Agreement, dated March 16, 1994, between the Registrant (TIFF International Equity Fund) and Marathon Asset Management, Ltd. (previously filed as Exhibit No.
                      (5w) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d12) Money Manager Agreement, dated March 16, 1994, between the Registrant (TIFF U.S. Equity Fund) and Palo Alto Investors (previously filed as Exhibit No. (5y) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d13) Money Manager Agreement, dated March 16, 1994, between the Registrant (TIFF Bond Fund) and Seix Investment Advisors, Inc. (previously filed as Exhibit No. (5z) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d14) Money Manager Agreement, dated April 18, 1994, between the Registrant (TIFF Bond Fund) and Smith Breeden Associates, Inc. (previously filed as Exhibit No. (5aa) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d15) Money Manager Agreement, dated April 18, 1994, between the Registrant (TIFF Short-Term Fund) and Smith Breeden Associates, Inc. (previously filed as Exhibit No. (5bb) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d16) Money Manager Agreement, dated March 16, 1994, between the Registrant (TIFF U.S. Equity Fund) and Westport Asset Management, Inc. (previously filed as Exhibit No. (5ee) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (d17) Money Manager Agreement, dated March 31, 1995 between the Registrant (TIFF Multi-Asset Fund) and Delaware International Advisers, Ltd. (previously filed as Exhibit No. 5hh) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

               (d18) Money Manager Agreement, dated March 31, 1995 between the Registrant (TIFF Multi-Asset Fund) and Harding, Loevner Management, L.P. (previously filed as Exhibit No. (5jj) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

               (d19) Money Manager Agreement, dated March 31, 1995 between the Registrant (TIFF International Equity Fund) and Lazard Freres Asset Management (previously filed as Exhibit No.
                      (5kk) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

               (d20) Money Manager Agreement, dated March 31, 1995 between the Registrant (TIFF Multi-Asset Fund) and Wellington Management Company (previously filed as Exhibit No. (5pp) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

               (d21) Money Manager Agreement, dated January 5, 1996 between the Registrant (TIFF Emerging Markets Fund) and Lazard Freres Asset Management (previously filed as Exhibit (5xx) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A).

               (d22) Advisory Agreement, dated March 31, 1995, between the Registrant (TIFF Multi-Asset Fund) and Foundation Advisers, Inc. (previously filed as Exhibit (5zz) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A).

               (d23) Money Manager Agreement, dated January 1, 1997, between the Registrant (TIFF Emerging Markets Fund) and Emerging Markets Management (previously filed as Exhibit (5aab) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A).

               (d24) Money Manager Agreement, dated June 2, 1997, between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management Co. (previously filed as Exhibit (5aad) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A).

               (d25) Money Manager Agreement, dated July 1, 1997, between the Registrant (TIFF Multi-Asset Fund) and Seix Investment Advisors Inc. (previously filed as Exhibit (5aae) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A). (d26) Money Manager Agreement, dated December 24, 1998, between the Registrant (TIFF U.S. Equity Fund) and Aronson + Partners (previously filed as Exhibit (d)(52) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

               (d27) Money Manager Agreement, dated September , 1998, between the Registrant (TIFF U.S. Equity Fund and TIFF Multi-Asset
                      Fund) and Martingale Asset Management, L.P., (previously filed as Exhibit (d)(54) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

               (d28) Money Manager Agreement, dated January 4, 2000, between the Registrant (TIFF U.S. Equity Fund and TIFF Multi-Asset
                      Fund) and Oechsle International Advisors, LLC., (previously filed as Exhibit (d)(28) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (d29) Form of Advisory Agreement between the Registrant (TIFF Inflation-Linked Bond Fund) and Foundation Advisers, Inc. (previously filed as Exhibit (d)(29) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A).

               (d30) Form of Money Manager Agreement between the Registrant (TIFF U.S. Equity Index Fund and TIFF Government Bond Index Fund) and State Street Global Advisors (previously filed as Exhibit (d)(30) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A).



               (d32) Form of Money Manager Agreement between the Registrant (TIFF Emerging Markets Fund) and Lloyd George Management Bermuda (Limited) (previously filed as Exhibit (d)(32) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A).


               (d33) Form of Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Delaware International Advisers Ltd. is filed herewith.

               (d34) Form of Money Manager Agreement between the Registrant (TIFF U.S. Equity Fund) and Martingale Aset Management, LP is filed herewith.

               (d35) Form of Money Manager Agreement between the Registrant (TIFF Government Bond Index Fund) and SsgA Funds Management, Inc. is filed herewith.

               (d36)  Form of Money Manager Agreement between the Registrant
                      (TIFF) and Smith Breeden Associates, Inc. is to be filed by amendment.

               (e) Distribution Agreement, dated October 1, 2001, between Registrant, Quasar Distributors, LLC and Investors Bank & Trust (previously filed as Exhibit (e) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A).

               (f)    Not Applicable.

               (g) Custodian Agreement, dated February 10, 1994, between the Registrant and Investors Bank & Trust Company. (previously filed as Exhibit No. (8) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (g1) Amendment No. 1 to the Amended and Restated Custodian Agreement between TIFF Investment Program, Inc. and Investors Bank & Trust Company dated March 14, 1997 (previously filed as Exhibit (8a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A).

               (g2) Delegation Agreement, dated May 12, 1998 between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

               (g3) Amendment to Custodian Agreement, between the Registrant and Investors Bank & Trust Company dated May 29, 1998 (previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

               (g4) Form of Amended and Restated Delegation Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit No. (g4) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on N-1A).

               (h) Transfer Agency and Service Agreement, dated February 10, 1994, between the Registrant and Investors Bank & Trust Company. (previously filed as Exhibit No. (9a) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (h1) Administration Agreement, dated May 29, 1998, between the Registrant and Investors Capital Services, Inc., (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

               (i) Opinion and Consent of Counsel. (previously filed as Exhibit No. (10) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (j)    Consent of the Independent Auditor is filed herewith.

               (k)    Not Applicable.

               (l) Purchase Agreement, dated March 29, 1994, for Initial Capital between Registrant and The John D. and Catherine
                      T. MacArthur Foundation. (previously filed as Exhibit No.
                      (13) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

               (m)    Not Applicable.

               (n)    Not Applicable.

               (p1) Code of Ethics of TIFF Investment Program, Inc. and Foundations Advisors, Inc., (previously filed as Exhibit
                      (h2) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

               (p2) Code of Ethics of Aronson + Partners (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A).

               (p3) Code of Ethics of Atlantic Asset Management, LLC, (previously filed as Exhibit (h4) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p4) Code of Ethics of Delaware International Advisers Ltd. , (previously filed as Exhibit (h5) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p5) Code of Ethics of Emerging Markets Management, LLC, (previously filed as Exhibit (h6) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p6) Code of Ethics of Fischer Francis Trees & Watts, Inc., (previously filed as Exhibit (h7) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p7) Code of Ethics of Harding, Loevner Management, LP, (previously filed as Exhibit (h8) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p8) Code of Ethics of Lazard Asset Management, (previously filed as Exhibit (h9) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

               (p9) Code of Ethics of Marathon Asset Management, Ltd., (previously filed as Exhibit (h10) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

               (p10) Code of Ethics of Martingale Asset Management, L.P., (previously filed as Exhibit (h11) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p11) Code of Ethics of Oechsle International Advisors, LLC, (previously filed as Exhibit (h12) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p12) Code of Ethics of Palo Alto Investors, (previously filed as Exhibit (h13) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p13) Code of Ethics of Seix Investment Advisors, Inc., (previously filed as Exhibit (h14) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p14) Code of Ethics of Shapiro Capital Management Co., Inc., (previously filed as Exhibit (h15) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

               (p15) Code of Ethics of Smith Breeden Associates, Inc., (previously filed as Exhibit (h16) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p16) Code of Ethics of Wellington Management Company, (previously filed as Exhibit (h17) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p17) Code of Ethics of Westport Asset Management, Inc., (previously filed as Exhibit (h18) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

               (p18) Code of Ethics of State Street Global Advisors (previously filed as Exhibit (h19) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A).

               (p19) Code of Ethics of Sit Investment Associates, Inc. (previously filed as Exhibit (h)(20) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A).

               (p20) Code of Ethics of Lloyd George Management Bermuda (Limited) (previously filed as Exhibit (h)(21) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A).

               (p21) Code of Ethics of Smith Breeden Associates, Inc. is filed herewith.

               (p22) Code of Ethics of Oechsle International Advisors, LLC is filed herewith.


               (q)    Powers of Attorney are filed herewith.

Item 24
Persons Controlled by or under Common Control with the Registrant

None.

Item 25
Indemnification.

     The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

     The business and other connections of Foundation Advisers, Inc. (the Adviser) is on the Uniform Application for Investment Adviser Registration ("Form ADV") as currently on file with the Commission (File No. 801-45618) the text of which is hereby incorporated by reference.

Item 27
Principal Underwriter.

(a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

     Cullen Funds Trust
     Country Mutual Funds Trust Multiple Series Trust
     The Hennessy Mutual Funds, Inc.
     The Hennessy Funds, Inc.
     Kit Cole Investment Trust
     Everest Funds
     Brandywine Advisors Fund
     Light Revolution Fund, Inc.
     The Jensen Portfolio
     First American Insurance Portfolios, Inc.
     The Lindner Funds
     AHA Investment Funds
     Wexford Trust, The Muhlenkamp Fund
     Mutuals.com, The Generation Wave Funds, VICE Fund
     First American Funds, Inc. Multiple Series Trust
     First American Investment Funds, Inc.
     First American Strategy Funds, Inc.
     Zodiac Trust, Conning Money Market Portfolio Multiple Series Trust
     CCMA Select Investment Trust Multiple Series Trust
     CCM ADVISORS FUNDS Multiple Series Trust
     Glenmede Fund, Inc. Multiple Series Trust
     DAL Investment Company (formerly Trust for Investment Managers, MST, now Professionally Managed Portfolios, MST, effective change 6/21/02)
     Fort Pitt Capital Funds
     MW Capital Management Funds)
     Quintara Funds
     Jacob Internet Fund
     The Teberg Fund
     Alpine Series Trust
     Alpine Equity Trust
     LKCM Funds
     Monetta Fund, Inc.
     Monetta Trust
     Kenwood Funds
     Thompson Plumb Funds, Inc.
     Alpha Analytics Investment Trust
     Alternative Investment Advisors, Alpha Strategies 1 Fund,
     Blue & White Fund (Blue and White Investment Management, LLC
     Al Frank Fund
     Dow Jones Islamic Index
     Optimum Q Funds
     Matrix Asset Advisor Value Fund, Inc.
     Stancell Social Fund (part of Advisors Series Trust)
     Brazos Mutual Funds
     Prudent Bear Mutual Funds
     Hollencrest (AST
     Gintel Fund
     Advisor Series Trust Multiple Series Trust
          Individual Trusts:
          American Trust Allegiance Fund
          Avatar Advantage Balance Fund
          Avatar Advantage Equity Allocation Fund
          Capital Advisors Growth Fund
          Chase Growth Fund

          Edgar Lomax Value Fund
          Howard Equity Fund
          The Jacobs Fund
          National Asset Management Core Equity Fund
          Segall Bryant & Hamill Mid Cap Fund
          The McCarthy Fund (formerly Trust for Investment Managers)
          SYM Select Growth Fund (formerly Trust for Investment Managers) Brandes Investment Trust, Brandes Institutional International Equity Fund Builders Fixed Income Fund, Inc
     Dessauer Fund Group, The Dessauer Global Equity Fund
     Investec Funds
     PIC Investment Trust Funds [Provident Investment Counsel
     Professionally Managed Portfolios (PMPMultiple Series Trust
          Individual Trusts:
          Hester Total Return Fund (11/18/02 name change, formerly Avondale Hester Total Return Fund)
          Lighthouse Opportunity Fund
          Portfolio 21
          The Osterweis Fund
          Women's Equity Mutual Fund
          Villere Balanced Fund (formerly Trust for Investment Managers) Purisma Funds
     Rainier Funds
     TT International
     SEIX Funds, Inc.
     TIFF Investment Program, Inc.
     FFTW Funds, Inc.
     Harding Loevner Funds, Inc.


(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

          CRD # on Form BD
          103848

(c)  Not applicable

Item 28
Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

               Foundation Advisers, Inc.
               590 Peter Jefferson Parkway
               Charlottesville, Virginia 22911


               Investors Capital Services, Inc.
               33 Maiden Lane, 4th Floor
               New York, New York 10272

               Investors Bank & Trust Company
               200 Clarendon Street
               Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlottesville and the Commonwealth of Virginia as of the 24th day of February, 2003.

                                   TIFF INVESTMENT PROGRAM, INC.
                                   Registrant


                                   By: /s/ Esther Cash
                                       --------------------------
                                           Esther Cash, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement had been signed below by the following persons in the capacities as of February 24, 2003 indicated.


/s/ Esther Cash                              */s/ William McLean
------------------------------------         -----------------------------------
Esther Cash, President and Principal         William McLean, Director
Executive Officer


/s/ William E. Vastardis                     */s/ Sheryl L. Johns
------------------------------------         -----------------------------------
William E. Vastardis, Treasurer              Sheryl L. Johns, Director
and Principal Financial Officer


*/s/ Harry Hoffman                           */s/ Fred B. Renwick
------------------------------------         -----------------------------------
Harry Hoffman, Director                      Fred B. Renwick, Director


*/s/ David Salem
------------------------------------
David Salem, Director


*By: /s/ Esther Cash
     -------------------------------
     Esther Cash, Attorney-in-Fact

Date: